UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09255

Wells Fargo Variable Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Alexander Kymn

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: December 31

Registrant is making a filing for 6 of its series:

Wells Fargo VT Discovery Fund, Wells Fargo VT Index Asset Allocation Fund, Wells Fargo VT International Equity Fund, Wells Fargo VT Omega Growth Fund, Wells Fargo VT Opportunity Fund, and Wells Fargo VT Small Cap Growth Fund.

Date of reporting period: June 30, 2019

ITEM 1.	REPORT TO STOCKHOLDERS

Semi-Annual Report

June 30, 2019

Wells Fargo VT Discovery Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Contents

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo VT Discovery Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“Investors entered 2019 with reasons to be concerned. ”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo VT Discovery Fund for the six-month period that ended June 30, 2019. While early 2019 saw stocks and bonds gain with renewed business and investor confidence, volatility returned late in the period as global growth slowed and geopolitical concerns persisted.

For the period, U.S. stocks, based on the S&P 500 Index,1 gained 18.54% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 13.60%. Based on the MSCI EM Index (Net),3 emerging market stocks gained 10.58%. Bond investors saw the Bloomberg Barclays U.S. Aggregate Bond Index4 add 6.11% while the Bloomberg Barclays Global Aggregate ex-USD Index5 rose 4.99%. The Bloomberg Barclays Municipal Bond Index6 added 5.09%, and the ICE BofAML U.S. High Yield Index7 was up 10.16%.

The market climbs a wall of worry.

Investors entered 2019 with reasons to be concerned. Investment returns appeared to reaffirm the adage that markets climb a wall of worry. The S&P 500 Index gained 8.01% for the month of January, the best monthly performance in 30 years. Returns for the MSCI ACWI ex USA Index (Net), the Bloomberg Barclays U.S. Aggregate Bond Index, and the Bloomberg Barclays Global Aggregate ex-USD Index also were positive. The U.S. Federal Reserve (Fed) indicated that it would pause its program of regular rate increases during 2019 as inflation remained low.

In February 2019, concerns over slowing global growth persisted. The Bureau of Economic Analysis announced fourth-quarter 2018 gross domestic product (GDP) grew at an annualized 2.2% rate, down from the levels of the prior two quarters. In a February report, the Bank of England forecast the slowest growth since the financial crisis for 2019. China and the U.S. continued to wrangle over trade issues.

By the end of March 2019, the combination of dovish Fed sentiment and steady, if not spectacular, economic and business metrics reinforced investors’ confidence. Monthly job creation data and corporate profits, while less consistent than during 2018, were solid. China announced a roughly $300 billion stimulus package through tax and fee cuts intended to reinvigorate economic growth.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo VT Discovery Fund

Letter to shareholders (unaudited)

Signals were mixed during the second quarter of 2019.

During April, investors drew confidence from favorable economic projections, sustained low inflation, and solid employment data. First-quarter GDP showed the economy grew at an annualized rate of 3.2% on improvement in business investment and exports. Favorable sentiment extended to foreign markets as the MSCI ACWI ex USA Index (Net) gained 2.64% and the MSCI EM Index (Net) added 2.11% for the month.

During May, investing signals were mixed. In the U.S., partisan wrangling ramped up as Democrats and Republicans set their sights on 2020 presidential politics. The U.K.’s Brexit caused Prime Minister Theresa May to resign. The European Commission downgraded the 2019 growth forecast to 1.2%. The U.S. increased tariffs on products from China, China responded, and then talks broke down. President Donald Trump threatened to turn his foreign policy tariff tool to Mexico over immigration issues. Markets tumbled.

As had been the case during most of 2019 to date, just as the investment horizon appeared to darken, sentiment turned and markets gained. The gains, primarily driven by geopolitical and monetary policy events, drove equity markets to new highs. President Trump dropped his threats of new tariffs on Mexico after talks and further tariffs on China after meeting with China’s President Xi Jinping at the G-20 summit. President Mario Draghi of the European Central Bank said that if the outlook doesn’t improve, the bank will cut rates or buy more assets to prop up inflation. In the U.S., the Fed said growth shifted from “solid” to “moderate” and indicated a willingness to cut rates.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“During May, investing signals were mixed.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-260-5969.

Wells Fargo VT Discovery Fund  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael T. Smith, CFA®‡

Christopher J. Warner, CFA®‡

Average annual total returns (%) as of June 30, 2019

					Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	Gross	Net[2]

Class 2	5-8-1992	17.36	12.00	17.66	1.17	1.16

Russell 2500TM Growth Index[3]	–	6.13	9.98	15.67	–	–

Figures quoted represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-260-5969. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If these or charges had been reflected, performance would have been lower.

Shares are sold without a front-end sales charge or a contingent deferred sales charge.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

Please see footnotes on page 5.

4  |  Wells Fargo VT Discovery Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of June 30, 2019[4]

Waste Connections Incorporated	2.53

WEX Incorporated	2.05

Exact Sciences Corporation	2.00

Black Knight Incorporated	1.97

Booz Allen Hamilton Holding Corporation	1.92

Bright Horizons Family Solutions Incorporated	1.91

Haemonetics Corporation	1.88

DexCom Incorporated	1.86

Vail Resorts Incorporated	1.79

Zendesk Incorporated	1.72

Sector distribution as of June 30, 2019[5]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectus, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through April 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of the class after fee waivers at 1.15% for Class 2. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectus.

[3]	The Russell 2500TM Growth Index measures the performance of those Russell 2500 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.

[4]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[5]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

Wells Fargo VT Discovery Fund  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2019 to June 30, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning account value 1-1-2019	Ending account value 6-30-2019	Expenses paid during the period¹	Annualized net expense ratio

Class 2

Actual	$1,000.00	$1,362.28	$6.74	1.15%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76	1.15%

[1]

Expenses paid is equal to the annualized net expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

6  |  Wells Fargo VT Discovery Fund

Portfolio of investments—June 30, 2019 (unaudited)

	Shares	Value
Common Stocks: 94.92%

Communication Services: 3.95%

Entertainment: 2.65%

Take-Two Interactive Software Incorporated †	19,800	$2,247,894

World Wrestling Entertainment Incorporated Class A	32,600	2,354,046

		4,601,940

Interactive Media & Services: 1.30%

Match Group Incorporated	33,500	2,253,545

Consumer Discretionary: 15.19%

Diversified Consumer Services: 2.76%

Adtalem Global Education Incorporated †	32,500	1,464,125

Bright Horizons Family Solutions Incorporated †	22,000	3,319,140

		4,783,265

Hotels, Restaurants & Leisure: 5.92%

Chipotle Mexican Grill Incorporated †	3,500	2,565,080

Domino’s Pizza Incorporated	9,500	2,643,660

Eldorado Resorts Incorporated †	42,300	1,948,761

Vail Resorts Incorporated	13,900	3,102,202

		10,259,703

Household Durables: 1.21%

Skyline Champion Corporation †	76,600	2,097,308

Internet & Direct Marketing Retail: 2.64%

MercadoLibre Incorporated †	4,854	2,969,532

Wayfair Incorporated Class A †	11,005	1,606,730

		4,576,262

Specialty Retail: 1.53%

Burlington Stores Incorporated †	15,616	2,657,062

Textiles, Apparel & Luxury Goods: 1.13%

Under Armour Incorporated Class C †	88,200	1,958,040

Consumer Staples: 1.12%

Food Products: 1.12%

Lamb Weston Holdings Incorporated	30,500	1,932,480

Financials: 0.86%

Consumer Finance: 0.86%

SLM Corporation	152,900	1,486,188

Health Care: 22.13%

Biotechnology: 5.96%

CRISPR Therapeutics AG «†	20,727	976,242

Exact Sciences Corporation †	29,400	3,470,376

Immunomedics Incorporated †	42,900	595,023

Invitae Corporation †	47,479	1,115,757

Mirati Therapeutics Incorporated «†	9,300	957,900

Precision BioSciences Incorporated †	33,931	449,586

Wells Fargo VT Discovery Fund  |  7

Portfolio of investments—June 30, 2019 (unaudited)

	Shares	Value

Biotechnology (continued)

Sarepta Therapeutics Incorporated †	11,403	$1,732,686

Zai Lab Limited ADR †	29,612	1,032,570

		10,330,140

Health Care Equipment & Supplies: 8.91%

Abiomed Incorporated †	6,200	1,615,038

DexCom Incorporated †	21,500	3,221,560

Haemonetics Corporation †	27,100	3,261,214

ICU Medical Incorporated †	10,300	2,594,673

Insulet Corporation †	22,399	2,673,993

iRhythm Technologies Incorporated †	26,400	2,087,712

		15,454,190

Health Care Providers & Services: 1.32%

HealthEquity Incorporated †	35,000	2,289,000

Health Care Technology: 1.61%

Veeva Systems Incorporated Class A †	17,200	2,788,292

Life Sciences Tools & Services: 1.23%

Bio-Rad Laboratories Incorporated Class A †	6,800	2,125,612

Pharmaceuticals: 3.10%

Catalent Incorporated †	42,700	2,314,767

Elanco Animal Health Incorporated †	61,709	2,085,764

GW Pharmaceuticals plc ADR «†	5,700	982,623

		5,383,154

Industrials: 18.02%

Aerospace & Defense: 2.58%

Mercury Computer Systems Incorporated †	26,100	1,836,135

Teledyne Technologies Incorporated †	9,600	2,629,152

		4,465,287

Commercial Services & Supplies: 8.08%

Casella Waste Systems Incorporated Class A †	56,344	2,232,913

Cintas Corporation	10,500	2,491,545

MSA Safety Incorporated	18,300	1,928,637

Tetra Tech Incorporated	12,184	957,053

The Brink’s Company	24,900	2,021,382

Waste Connections Incorporated	45,843	4,381,674

		14,013,204

Construction & Engineering: 1.13%

WillScot Corporation †	130,417	1,961,472

Machinery: 3.23%

The Middleby Corporation †	21,400	2,903,980

Woodward Governor Company	23,800	2,693,208

		5,597,188

Road & Rail: 1.12%

Saia Incorporated †	30,000	1,940,100

8  |  Wells Fargo VT Discovery Fund

Portfolio of investments—June 30, 2019 (unaudited)

	Shares	Value

Trading Companies & Distributors: 1.88%

SiteOne Landscape Supply Incorporated «†	21,450	$1,486,485

Univar Incorporated †	80,680	1,778,187

		3,264,672

Information Technology: 31.17%

Communications Equipment: 1.66%

Motorola Solutions Incorporated	17,300	2,884,429

Electronic Equipment, Instruments & Components: 4.75%

Littelfuse Incorporated	8,457	1,496,128

Novanta Incorporated †	18,600	1,753,980

Rogers Corporation †	14,180	2,447,184

Zebra Technologies Corporation Class A †	12,100	2,534,829

		8,232,121

IT Services: 15.54%

Black Knight Incorporated †	56,900	3,422,535

Booz Allen Hamilton Holding Corporation	50,400	3,336,984

EPAM Systems Incorporated †	16,719	2,894,059

Euronet Worldwide Incorporated †	17,393	2,926,198

InterXion Holding NV †	34,700	2,640,323

PagSeguro Digital Limited Class A «†	63,300	2,466,801

Shopify Incorporated Class A †	6,300	1,890,945

Twilio Incorporated Class A †	15,500	2,113,425

WEX Incorporated †	17,100	3,558,510

WNS Holdings Limited ADR †	28,600	1,693,120

		26,942,900

Semiconductors & Semiconductor Equipment: 0.92%

Lattice Semiconductor Corporation †	108,900	1,588,851

Software: 7.45%

DocuSign Incorporated †	35,400	1,759,734

Elastic NV †	31,800	2,374,188

Envestnet Incorporated †	26,400	1,804,968

Globant SA †	20,700	2,091,735

Pluralsight Incorporated Class A †	62,982	1,909,614

Zendesk Incorporated †	33,400	2,973,602

		12,913,841

Technology Hardware, Storage & Peripherals: 0.85%

NCR Corporation †	47,600	1,480,360

Materials: 2.48%

Chemicals: 1.37%

Ingevity Corporation †	22,500	2,366,325

Containers & Packaging: 1.11%

AptarGroup Incorporated	15,500	1,927,270

Total Common Stocks (Cost $123,598,021)		164,554,201

Wells Fargo VT Discovery Fund  |  9

Portfolio of investments—June 30, 2019 (unaudited)

	Yield	Shares	Value
Short-Term Investments: 6.93%

Investment Companies: 6.93%

Securities Lending Cash Investments LLC (l)(r)(u)	2.51%	6,058,938	$6,060,149

Wells Fargo Government Money Market Fund Select Class (l)(u)	2.33	5,951,169	5,951,169

Total Short-Term Investments (Cost $12,010,452)			12,011,318

Total investments in securities (Cost $135,608,473)	101.85%	176,565,519

Other assets and liabilities, net	(1.85)	(3,211,207)

Total net assets	100.00%	$173,354,312

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	13,299,929	46,399,953	53,640,944	6,058,938	$477	$606	$117,602	#	$6,060,149
Wells Fargo Government Money Market Fund Select Class	4,704,923	28,909,181	27,662,935	5,951,169	0	0	42,573		5,951,169

					$477	$606	$160,175		$12,011,318	6.93%

#	Amount shown represents income before fees and rebates.

10  |  Wells Fargo VT Discovery Fund

Statement of assets and liabilities—June 30, 2019 (unaudited)

Assets
Investments in unaffiliated securities (including $5,924,102 of securities loaned), at value (cost $123,598,021)	$164,554,201
Investments in affiliated securities, at value (cost $12,010,452)	12,011,318
Receivable for investments sold	2,592,113
Receivable for Fund shares sold	2,049,808
Receivable for dividends	45,561
Receivable for securities lending income, net	1,653
Prepaid expenses and other assets	880

Total assets	181,255,534

Liabilities
Payable upon receipt of securities loaned	6,059,156
Payable for investments purchased	1,530,355
Payable for Fund shares redeemed	135,665
Management fee payable	102,411
Distribution fee payable	34,273
Administration fee payable	10,981
Trustees’ fees and expenses payable	3,049
Accrued expenses and other liabilities	25,332

Total liabilities	7,901,222

Total net assets	$173,354,312

Net assets consist of
Paid-in capital	$107,169,428
Total distributable earnings	66,184,884

Total net assets	$173,354,312

Computation of net asset value per share
Net assets – Class 2	$173,354,312
Shares outstanding – Class 2[1]	4,868,473
Net asset value per share – Class 2	$35.61

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Wells Fargo VT Discovery Fund  |  11

Statement of operations—six months ended June 30, 2019 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $2,317)	$200,365
Income from affiliated securities	42,573
Securities lending income from affiliates, net	31,357

Total investment income	274,295

Expenses
Management fee	560,844
Administration fee
Class 2	59,823
Distribution fee
Class 2	186,823
Custody and accounting fees	9,959
Professional fees	19,438
Shareholder report expenses	16,274
Trustees’ fees and expenses	10,849
Other fees and expenses	4,583

Total expenses	868,593
Less: Fee waivers and/or expense reimbursements	(8,632)

Net expenses	859,961

Net investment loss	(585,666)

Realized and unrealized gains (losses) on investments
Net realized gains on:
Unaffiliated securities	8,790,347
Affiliated securities	477

Net realized gains on investments	8,790,824

Net change in unrealized gains (losses) on:
Unaffiliated securities	36,891,017
Affiliated securities	606

Net change in unrealized gains (losses) on investments	36,891,623

Net realized and unrealized gains (losses) on investments	45,682,447

Net increase in net assets resulting from operations	$45,096,781

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo VT Discovery Fund

Statement of changes in net assets

	Six months ended June 30, 2019 (unaudited)		Year ended December 31, 2018

Operations
Net investment loss		$(585,666)		$(813,231)
Net realized gains on investments		8,790,824		17,962,114
Net change in unrealized gains (losses) on investments		36,891,623		(26,090,173)

Net increase (decrease) in net assets resulting from operations		45,096,781		(8,941,290)

Distributions to shareholders from net investment income and net realized gains – Class 2		0		(17,790,224)

Capital share transactions	Shares		Shares
Proceeds from shares sold – Class 2	696,439	23,478,787	285,101	9,073,079
Reinvestment of distributions – Class 2	0	0	566,207	17,790,224
Payment for shares redeemed – Class 2	(641,214)	(21,027,115)	(612,162)	(19,500,629)

Net increase in net assets resulting from capital share transactions		2,451,672		7,362,674

Total increase (decrease) in net assets		47,548,453		(19,368,840)

Net assets
Beginning of period		125,805,859		145,174,699

End of period		$173,354,312		$125,805,859

The accompanying notes are an integral part of these financial statements.

Wells Fargo VT Discovery Fund  |  13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2019 (unaudited)	Year ended December 31
CLASS 2		2018	2017	2016	2015	2014
Net asset value, beginning of period	$26.14	$31.74	$25.91	$25.99	$30.71	$35.20
Net investment loss	(0.12)	(0.17)	(0.20)	(0.13)	(0.21)	(0.22)
Net realized and unrealized gains (losses) on investments	9.59	(1.39)	7.60	2.00	0.21	0.16

Total from investment operations	9.47	(1.56)	7.40	1.87	0.00	(0.06)
Distributions to shareholders from
Net realized gains	0.00	(4.04)	(1.57)	(1.95)	(4.72)	(4.43)
Net asset value, end of period	$35.61	$26.14	$31.74	$25.91	$25.99	$30.71
Total return[1]	36.23%	(7.06)%	29.13%	7.65%	(1.46)%	0.36%
Ratios to average net assets (annualized)
Gross expenses	1.16%	1.16%	1.16%	1.18%	1.17%	1.14%
Net expenses	1.15%	1.15%	1.15%	1.15%	1.15%	1.14%
Net investment loss	(0.79)%	(0.55)%	(0.68)%	(0.52)%	(0.72)%	(0.68)%
Supplemental data
Portfolio turnover rate	40%	60%	75%	85%	90%	79%
Net assets, end of period (000s omitted)	$173,354	$125,806	$145,175	$119,919	$126,839	$138,490

[1]

Returns for periods of less than one year are not annualized. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo VT Discovery Fund

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo VT Discovery Fund (the “Fund”) which is a diversified series of the Trust. The Trust offers shares of the Fund to separate accounts of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance policies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated

Wells Fargo VT Discovery Fund  |  15

Notes to financial statements (unaudited)

short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund, if any, is included in securities lending income from affiliates (net of fees and rebates) on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of June 30, 2019, the aggregate cost of all investments for federal income tax purposes was $135,459,013 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$43,430,212

Gross unrealized losses	(2,323,706)

Net unrealized gains	$41,106,506

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

16  |  Wells Fargo VT Discovery Fund

Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$6,855,485	$0	$0	$6,855,485

Consumer discretionary	26,331,640	0	0	26,331,640

Consumer staples	1,932,480	0	0	1,932,480

Financials	1,486,188	0	0	1,486,188

Health care	38,370,388	0	0	38,370,388

Industrials	31,241,923	0	0	31,241,923

Information technology	54,042,502	0	0	54,042,502

Materials	4,293,595	0	0	4,293,595

Short-term investments

Investment companies	12,011,318	0	0	12,011,318

Total assets	$176,565,519	$0	$0	$176,565,519

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At June 30, 2019, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $500 million	0.750%

Next $500 million	0.700

Next $1 billion	0.650

Next $2 billion	0.625

Next $1 billion	0.600

Next $5 billion	0.590

Over $10 billion	0.580

For the six months ended June 30, 2019, the management fee was equivalent to an annual rate of 0.75% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.35% as the average daily net assets of the Fund increase.

Administration fee

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account

Wells Fargo VT Discovery Fund  |  17

Notes to financial statements (unaudited)

servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives a class level administration fee of 0.08% which is calculated based on the average daily net assets of Class 2 shares.

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When Class 2 of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through April 30, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.15% for Class 2 shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of the average daily net assets of Class 2 shares.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2019 were $59,001,637 and $61,213,120, respectively.

6. BANK BORROWINGS

The Trust, Wells Fargo Master Trust and Wells Fargo Funds Trust (excluding the money market funds) are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended June 30, 2019, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risk result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

18  |  Wells Fargo VT Discovery Fund

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-260-5969, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, which is available by visiting the SEC website at sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Wells Fargo VT Discovery Fund  |  19

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

20  |  Wells Fargo VT Discovery Fund

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo VT Discovery Fund  |  21

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Alexander Kymn (Born 1973)	Secretary and Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 87 funds and Assistant Treasurer of 65 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-260-5969 or by visiting the website at wfam.com.

22  |  Wells Fargo VT Discovery Fund

Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo VT Discovery Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Variable Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 21-22, 2019 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo VT Discovery Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2019, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2019. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, a summary of investments made in the business of WFAM, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Wells Fargo VT Discovery Fund  |  23

Other information (unaudited)

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2018. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund was higher than the average investment performance of the Universe for the three- and ten-year periods under review, but lower than the average investment performance of the Universe for the one- and five-year periods under review. The Board also noted that the investment performance of the Fund was higher than its benchmark index, the Russell 2500™ Growth Index, for the one-, three- and ten-year periods under review, but lower than its benchmark for the five-year period under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment strategies and market factors that affected the Fund’s investment performance.

The Board also received and considered information regarding the Fund’s net operating expense ratio and its various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered this ratio in comparison to the median ratios of funds in an expense group that was determined by Broadridge to be similar to the Fund (the “Group”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Group and an explanation of how funds comprising expense Group and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratio of the Fund was in range of the median net operating expense ratio of the expense Group.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rate”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rate with the average contractual investment management fee rates of funds in the expense Group at a common asset level as well as transfer agency costs of the funds in the expense Group. The Board noted that the Management Rate of the Fund was in range of the sum of these average rates for the Fund’s expense Group.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

24  |  Wells Fargo VT Discovery Fund

Other information (unaudited)

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund. Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Board concluded that Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

Wells Fargo VT Discovery Fund  |  25

This page is intentionally left blank.

This page is intentionally left blank.

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

404832 08-19

SVT1/SAR138 06-19

Semi-Annual Report

June 30, 2019

Wells Fargo

VT Index Asset Allocation Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo VT Index Asset Allocation Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“Investors entered 2019 with reasons to be concerned. ”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo VT Index Asset Allocation Fund for the six-month period that ended June 30, 2019. While early 2019 saw stocks and bonds gain with renewed business and investor confidence, volatility returned late in the period as global growth slowed and geopolitical concerns persisted.

For the period, U.S. stocks, based on the S&P 500 Index,1 gained 18.54% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 13.60%. Based on the MSCI EM Index (Net),3 emerging market stocks gained 10.58%. Bond investors saw the Bloomberg Barclays U.S. Aggregate Bond Index4 add 6.11% while the Bloomberg Barclays Global Aggregate ex-USD Index5 rose 4.99%. The Bloomberg Barclays Municipal Bond Index6 added 5.09%, and the ICE BofAML U.S. High Yield Index7 was up 10.16%.

The market climbs a wall of worry.

Investors entered 2019 with reasons to be concerned. Investment returns appeared to reaffirm the adage that markets climb a wall of worry. The S&P 500 Index gained 8.01% for the month of January, the best monthly performance in 30 years. Returns for the MSCI ACWI ex USA Index (Net), the Bloomberg Barclays U.S. Aggregate Bond Index, and the Bloomberg Barclays Global Aggregate ex-USD Index also were positive. The U.S. Federal Reserve (Fed) indicated that it would pause its program of regular rate increases during 2019 as inflation remained low.

In February 2019, concerns over slowing global growth persisted. The Bureau of Economic Analysis announced fourth-quarter 2018 gross domestic product (GDP) grew at an annualized 2.2% rate, down from the levels of the prior two quarters. In a February report, the Bank of England forecast the slowest growth since the financial crisis for 2019. China and the U.S. continued to wrangle over trade issues.

By the end of March 2019, the combination of dovish Fed sentiment and steady, if not spectacular, economic and business metrics reinforced investors’ confidence. Monthly job creation data and corporate profits, while less consistent than during 2018, were solid. China announced a roughly $300 billion stimulus package through tax and fee cuts intended to reinvigorate economic growth.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo VT Index Asset Allocation Fund

Letter to shareholders (unaudited)

Signals were mixed during the second quarter of 2019.

During April, investors drew confidence from favorable economic projections, sustained low inflation, and solid employment data. First-quarter GDP showed the economy grew at an annualized rate of 3.2% on improvement in business investment and exports. Favorable sentiment extended to foreign markets as the MSCI ACWI ex USA Index (Net) gained 2.64% and the MSCI EM Index (Net) added 2.11% for the month.

During May, investing signals were mixed. In the U.S., partisan wrangling ramped up as Democrats and Republicans set their sights on 2020 presidential politics. The U.K.’s Brexit caused Prime Minister Theresa May to resign. The European Commission downgraded the 2019 growth forecast to 1.2%. The U.S. increased tariffs on products from China, China responded, and then talks broke down. President Donald Trump threatened to turn his foreign policy tariff tool to Mexico over immigration issues. Markets tumbled.

As had been the case during most of 2019 to date, just as the investment horizon appeared to darken, sentiment turned and markets gained. The gains, primarily driven by geopolitical and monetary policy events, drove equity markets to new highs. President Trump dropped his threats of new tariffs on Mexico after talks and further tariffs on China after meeting with China’s President Xi Jinping at the G-20 summit. President Mario Draghi of the European Central Bank said that if the outlook doesn’t improve, the bank will cut rates or buy more assets to prop up inflation. In the U.S., the Fed said growth shifted from “solid” to “moderate” and indicated a willingness to cut rates.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“During May, investing signals were mixed.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-260-5969.

Wells Fargo VT Index Asset Allocation Fund  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks long-term total return, consisting of capital appreciation and current income.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp Acharya, CFA®‡, FRM

Petros N. Bocray, CFA®‡, FRM

Christian L. Chan, CFA®‡

Average annual total returns (%) as of June 30, 2019

					Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	Gross	Net[2]

Class 2	4-15-1994	8.89	7.84	11.82	1.05	1.00

Index Asset Allocation Blended Index[3]	-	9.66	8.68	11.77	-	-

Bloomberg Barclays U.S. Treasury Index[4]	-	7.24	2.49	3.05	-	-

S&P 500 Index[5]	-	10.42	10.71	14.70	-	-

Figures quoted represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-260-5969. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If these charges had been reflected, performance would have been lower.

Shares are sold without a front-end sales charge or contingent deferred sales charge.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

Please see footnotes on page 5.

4  |  Wells Fargo VT Index Asset Allocation Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of June 30, 2019[6]

Microsoft Corporation	2.53

Apple Incorporated	2.13

Amazon.com Incorporated	1.93

Facebook Incorporated Class A	1.14

Berkshire Hathaway Incorporated Class B	1.02

Johnson & Johnson	0.91

JPMorgan Chase & Company	0.89

Alphabet Incorporated Class C	0.81

Exxon Mobil Corporation	0.80

Alphabet Incorporated Class A	0.80

Equity sector distribution as of June 30, 2019[7]

Allocations as of June 30, 2019

	Effective allocation[8]	Neutral allocation

Stocks	60%	60%

Bonds	25%	40%

Effective Cash	15%	0%

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through April 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of the class after fee waivers at the amount shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectus.

[3]

Source: Wells Fargo Funds Management, LLC. The Index Asset Allocation Blended Index is weighted 60% in the S&P 500 Index and 40% in the Bloomberg Barclays U.S. Treasury Index. You cannot invest directly in an index.

[4]	The Bloomberg Barclays U.S. Treasury Index is an unmanaged index of prices of U.S. Treasury bonds with maturities of 1 to 30 years. You cannot invest directly in an index.

[5]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[6]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[8]

Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash is comprised of the net impact of long and/or short futures contracts held as part of dynamic risk management strategy. The amounts are subject to change and may have changed since the date specified.

Wells Fargo VT Index Asset Allocation Fund  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2019 to June 30, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning account value 1-1-2019	Ending account value 6-30-2019	Expenses paid during the period¹	Annualized net expense ratio

Class 2

Actual	$1,000.00	$1,133.11	$5.29	1.00%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01	1.00%

[1]

Expenses paid is equal to the annualized net expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

6  |  Wells Fargo VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2019 (unaudited)

	Shares	Value
Common Stocks: 60.05%

Communication Services: 6.12%

Diversified Telecommunication Services: 1.21%

AT&T Incorporated	13,223	$443,103

CenturyLink Incorporated	1,738	20,439

Verizon Communications Incorporated	7,494	428,132

		891,674

Entertainment: 1.21%

Activision Blizzard Incorporated	1,388	65,514

Electronic Arts Incorporated †	537	54,377

Netflix Incorporated †	792	290,917

Take-Two Interactive Software Incorporated †	204	23,160

The Walt Disney Company	3,163	441,681

Viacom Incorporated Class B	640	19,117

		894,766

Interactive Media & Services: 2.83%

Alphabet Incorporated Class A †	542	586,878

Alphabet Incorporated Class C †	554	598,824

Facebook Incorporated Class A †	4,353	840,129

TripAdvisor Incorporated †	187	8,656

Twitter Incorporated †	1,323	46,173

		2,080,660

Media: 0.87%

CBS Corporation Class B	637	31,786

Charter Communications Incorporated Class A †	312	123,296

Comcast Corporation Class A	8,207	346,992

Discovery Communications Incorporated Class A †	286	8,780

Discovery Communications Incorporated Class C †	652	18,549

DISH Network Corporation Class A †	418	16,055

Fox Corporation Class A	641	23,486

Fox Corporation Class B	294	10,740

Interpublic Group of Companies Incorporated	700	15,813

News Corporation Class A	698	9,416

News Corporation Class B	224	3,127

Omnicom Group Incorporated	399	32,698

		640,738

Consumer Discretionary: 6.12%

Auto Components: 0.07%

Aptiv plc	466	37,667

BorgWarner Incorporated	375	15,743

		53,410

Automobiles: 0.24%

Ford Motor Company	7,099	72,623

General Motors Company	2,390	92,087

Harley-Davidson Incorporated	288	10,319

		175,029

Wells Fargo VT Index Asset Allocation Fund  |  7

Portfolio of investments—June 30, 2019 (unaudited)

	Shares	Value
Distributors: 0.06%

Genuine Parts Company	264	$27,345

LKQ Corporation †	568	15,114

		42,459

Diversified Consumer Services: 0.02%

H&R Block Incorporated	368	10,782

Hotels, Restaurants & Leisure: 1.16%

Carnival Corporation	725	33,749

Chipotle Mexican Grill Incorporated †	44	32,247

Darden Restaurants Incorporated	223	27,146

Hilton Worldwide Holdings Incorporated	526	51,411

Marriott International Incorporated Class A	500	70,145

McDonald’s Corporation	1,383	287,194

MGM Resorts International	924	26,399

Norwegian Cruise Line Holdings Limited †	390	20,916

Royal Caribbean Cruises Limited	311	37,696

Starbucks Corporation	2,194	183,923

Wynn Resorts Limited	175	21,698

Yum! Brands Incorporated	553	61,201

		853,725

Household Durables: 0.19%

D.R. Horton Incorporated	614	26,482

Garmin Limited	219	17,476

Leggett & Platt Incorporated	238	9,132

Lennar Corporation Class A	516	25,005

Mohawk Industries Incorporated †	111	16,369

Newell Rubbermaid Incorporated	705	10,871

Pulte Group Incorporated	461	14,577

Whirlpool Corporation	114	16,229

		136,141

Internet & Direct Marketing Retail: 2.24%

Amazon.com Incorporated †	749	1,418,329

Booking Holdings Incorporated †	78	146,227

eBay Incorporated	1,484	58,618

Expedia Group Incorporated	214	28,468

		1,651,642

Leisure Products: 0.03%

Hasbro Incorporated	210	22,193

Multiline Retail: 0.30%

Dollar General Corporation	467	63,120

Dollar Tree Incorporated †	430	46,178

Kohl’s Corporation	293	13,932

Macy’s Incorporated	559	11,996

Nordstrom Incorporated	190	6,053

Target Corporation	928	80,374

		221,653

8  |  Wells Fargo VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2019 (unaudited)

	Shares	Value
Specialty Retail: 1.38%

Advance Auto Parts Incorporated	130	$20,038

AutoZone Incorporated †	44	48,377

Best Buy Company Incorporated	421	29,356

CarMax Incorporated †	301	26,136

Foot Locker Incorporated	203	8,510

L Brands Incorporated	416	10,858

Lowe’s Companies Incorporated	1,419	143,191

O’Reilly Automotive Incorporated †	141	52,074

Ross Stores Incorporated	665	65,915

The Gap Incorporated	383	6,883

The Home Depot Incorporated	1,993	414,484

The TJX Companies Incorporated	2,197	116,177

Tiffany & Company	195	18,260

Tractor Supply Company	218	23,718

ULTA Beauty Incorporated †	100	34,689

		1,018,666

Textiles, Apparel & Luxury Goods: 0.43%

Capri Holdings Limited †	273	9,468

HanesBrands Incorporated	654	11,262

Nike Incorporated Class B	2,277	191,154

PVH Corporation	135	12,776

Ralph Lauren Corporation	94	10,677

Tapestry Incorporated	525	16,658

Under Armour Incorporated Class A †	341	8,644

Under Armour Incorporated Class C †	352	7,814

VF Corporation	589	51,449

		319,902

Consumer Staples: 4.37%

Beverages: 1.12%

Brown-Forman Corporation Class B	301	16,684

Constellation Brands Incorporated Class A	303	59,673

Molson Coors Brewing Company Class B	340	19,040

Monster Beverage Corporation †	708	45,192

PepsiCo Incorporated	2,540	333,070

The Coca-Cola Company	6,956	354,200

		827,859

Food & Staples Retailing: 0.90%

Costco Wholesale Corporation	796	210,351

Sysco Corporation	856	60,536

The Kroger Company	1,462	31,740

Wal-Mart Stores Incorporated	2,535	280,092

Walgreens Boots Alliance Incorporated	1,408	76,975

		659,694

Food Products: 0.69%

Archer Daniels Midland Company	1,014	41,371

Campbell Soup Company	349	13,984

ConAgra Foods Incorporated	880	23,338

General Mills Incorporated	1,085	56,984

Hormel Foods Corporation	492	19,946

Wells Fargo VT Index Asset Allocation Fund  |  9

Portfolio of investments—June 30, 2019 (unaudited)

	Shares	Value

Food Products (continued)

Kellogg Company	449	$24,053

Lamb Weston Holdings Incorporated	265	16,790

McCormick & Company Incorporated	222	34,412

Mondelez International Incorporated Class A	2,609	140,625

The Hershey Company	252	33,776

The J.M. Smucker Company	206	23,729

The Kraft Heinz Company	1,127	34,982

Tyson Foods Incorporated Class A	533	43,034

		507,024

Household Products: 1.03%

Church & Dwight Company Incorporated	445	32,512

Colgate-Palmolive Company	1,555	111,447

Kimberly-Clark Corporation	622	82,900

The Clorox Company	231	35,368

The Procter & Gamble Company	4,545	498,359

		760,586

Personal Products: 0.11%

Coty Incorporated Class A	544	7,290

The Estee Lauder Companies Incorporated Class A	397	72,695

		79,985

Tobacco: 0.52%

Altria Group Incorporated	3,390	160,517

Philip Morris International Incorporated	2,818	221,298

		381,815

Energy: 3.03%

Energy Equipment & Services: 0.28%

Baker Hughes Incorporated	932	22,955

Halliburton Company	1,583	35,997

Helmerich & Payne Incorporated	200	10,124

National Oilwell Varco Incorporated	698	15,517

Schlumberger Limited	2,510	99,747

TechnipFMC plc	762	19,766

		204,106

Oil, Gas & Consumable Fuels: 2.75%

Anadarko Petroleum Corporation	909	64,139

Apache Corporation	680	19,700

Cabot Oil & Gas Corporation	766	17,587

Chevron Corporation	3,452	429,567

Cimarex Energy Company	183	10,857

Concho Resources Incorporated	363	37,454

ConocoPhillips	2,047	124,867

Devon Energy Corporation	752	21,447

Diamondback Energy Incorporated	280	30,512

EOG Resources Incorporated	1,051	97,911

Exxon Mobil Corporation	7,667	587,522

Hess Corporation	461	29,306

HollyFrontier Corporation	284	13,144

Kinder Morgan Incorporated	3,528	73,665

10  |  Wells Fargo VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2019 (unaudited)

	Shares	Value

Oil, Gas & Consumable Fuels (continued)

Marathon Oil Corporation	1,482	$21,059

Marathon Petroleum Corporation	1,200	67,056

Noble Energy Incorporated	866	19,398

Occidental Petroleum Corporation	1,355	68,129

ONEOK Incorporated	747	51,401

Phillips 66	756	70,716

Pioneer Natural Resources Company	305	46,927

The Williams Companies Incorporated	2,195	61,548

Valero Energy Corporation	755	64,636

		2,028,548

Financials: 7.88%

Banks: 3.30%

Bank of America Corporation	16,022	464,638

BB&T Corporation	1,388	68,192

Citigroup Incorporated	4,190	293,426

Citizens Financial Group Incorporated	830	29,349

Comerica Incorporated	279	20,267

Fifth Third Bancorp	1,317	36,744

First Republic Bank	298	29,100

Huntington Bancshares Incorporated	1,895	26,189

JPMorgan Chase & Company	5,877	657,049

KeyCorp	1,826	32,412

M&T Bank Corporation	247	42,007

People’s United Financial Incorporated	714	11,981

PNC Financial Services Group Incorporated	817	112,158

Regions Financial Corporation	1,835	27,415

SunTrust Banks Incorporated	803	50,469

SVB Financial Group †	94	21,111

US Bancorp	2,711	142,056

Wells Fargo & Company (l)	7,329	346,808

Zions Bancorporation	331	15,219

		2,426,590

Capital Markets: 1.62%

Affiliated Managers Group Incorporated	92	8,477

Ameriprise Financial Incorporated	242	35,129

Bank of New York Mellon Corporation	1,595	70,419

BlackRock Incorporated	215	100,900

CBOE Holdings Incorporated	202	20,933

CME Group Incorporated	648	125,783

E*TRADE Financial Corporation	442	19,713

Franklin Resources Incorporated	532	18,514

Intercontinental Exchange Incorporated	1,021	87,745

Invesco Limited	725	14,834

MarketAxess Holdings Incorporated	68	21,857

Moody’s Corporation	299	58,398

Morgan Stanley	2,316	101,464

MSCI Incorporated	153	36,535

Northern Trust Corporation	394	35,460

Raymond James Financial Incorporated	229	19,362

S&P Global Incorporated	445	101,367

State Street Corporation	675	37,841

Wells Fargo VT Index Asset Allocation Fund  |  11

Portfolio of investments—June 30, 2019 (unaudited)

	Shares	Value

Capital Markets (continued)

T. Rowe Price Group Incorporated	428	$46,956

The Charles Schwab Corporation	2,153	86,529

The Goldman Sachs Group Incorporated	616	126,034

The NASDAQ OMX Group Incorporated	210	20,196

		1,194,446

Consumer Finance: 0.43%

American Express Company	1,240	153,066

Capital One Financial Corporation	850	77,129

Discover Financial Services	586	45,468

Synchrony Financial	1,149	39,836

		315,499

Diversified Financial Services: 1.03%

Berkshire Hathaway Incorporated Class B †	3,511	748,440

Jefferies Financial Group Incorporated	458	8,807

		757,247

Insurance: 1.50%

AFLAC Incorporated	1,351	74,048

American International Group Incorporated	1,575	83,916

Aon plc	435	83,946

Arthur J. Gallagher & Company	336	29,430

Assurant Incorporated	111	11,808

Chubb Limited	829	122,103

Cincinnati Financial Corporation	275	28,509

Everest Reinsurance Group Limited	73	18,044

Lincoln National Corporation	366	23,589

Loews Corporation	485	26,515

Marsh & McLennan Companies Incorporated	926	92,369

MetLife Incorporated	1,721	85,482

Principal Financial Group Incorporated	468	27,107

Prudential Financial Incorporated	735	74,235

The Allstate Corporation	603	61,319

The Hartford Financial Services Group Incorporated	654	36,441

The Progressive Corporation	1,058	84,566

The Travelers Companies Incorporated	474	70,872

Torchmark Corporation	183	16,371

UnumProvident Corporation	384	12,883

Willis Towers Watson plc	234	44,820

		1,108,373

Health Care: 8.53%

Biotechnology: 1.31%

AbbVie Incorporated	2,678	194,744

Alexion Pharmaceuticals Incorporated †	406	53,178

Amgen Incorporated	1,105	203,629

Biogen Incorporated †	351	82,088

Celgene Corporation †	1,278	118,138

Gilead Sciences Incorporated	2,304	155,658

Incyte Corporation †	322	27,357

Regeneron Pharmaceuticals Incorporated †	142	44,446

Vertex Pharmaceuticals Incorporated †	463	84,905

		964,143

12  |  Wells Fargo VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2019 (unaudited)

	Shares	Value

Health Care Equipment & Supplies: 2.13%

Abbott Laboratories	3,196	$268,784

ABIOMED Incorporated †	81	21,100

Align Technology Incorporated †	132	36,128

Baxter International Incorporated	859	70,352

Becton Dickinson & Company	488	122,981

Boston Scientific Corporation †	2,520	108,310

Danaher Corporation	1,141	163,072

Dentsply Sirona Incorporated	424	24,745

Edwards Lifesciences Corporation †	378	69,832

Hologic Incorporated †	485	23,290

IDEXX Laboratories Incorporated †	155	42,676

Intuitive Surgical Incorporated †	209	109,631

Medtronic plc	2,429	236,560

ResMed Incorporated	260	31,728

Stryker Corporation	560	115,125

Teleflex Incorporated	83	27,485

The Cooper Companies Incorporated	89	29,983

Varian Medical Systems Incorporated †	164	22,325

Zimmer Biomet Holdings Incorporated	371	43,682

		1,567,789

Health Care Providers & Services: 1.61%

AmerisourceBergen Corporation	282	24,043

Anthem Incorporated	465	131,228

Cardinal Health Incorporated	539	25,387

Centene Corporation †	748	39,225

Cigna Corporation	687	108,237

CVS Health Corporation	2,354	128,269

DaVita HealthCare Partners Incorporated †	229	12,884

HCA Holdings Incorporated	483	65,287

Henry Schein Incorporated	270	18,873

Humana Incorporated	244	64,733

Laboratory Corporation of America Holdings †	178	30,776

McKesson Corporation	344	46,230

Quest Diagnostics Incorporated	243	24,740

UnitedHealth Group Incorporated	1,721	419,941

Universal Health Services Incorporated Class B	150	19,559

WellCare Health Plans Incorporated †	91	25,941

		1,185,353

Health Care Technology: 0.06%

Cerner Corporation	589	43,174

Life Sciences Tools & Services: 0.66%

Agilent Technologies Incorporated	572	42,711

Illumina Incorporated †	266	97,928

IQVIA Holdings Incorporated †	286	46,017

Mettler-Toledo International Incorporated †	44	36,960

PerkinElmer Incorporated	201	19,364

Thermo Fisher Scientific Incorporated	724	212,624

Waters Corporation †	126	27,120

		482,724

Wells Fargo VT Index Asset Allocation Fund  |  13

Portfolio of investments—June 30, 2019 (unaudited)

	Shares	Value
Pharmaceuticals: 2.76%

Allergan plc	557	$93,259

Bristol-Myers Squibb Company	2,963	134,372

Eli Lilly & Company	1,565	173,386

Johnson & Johnson	4,811	670,076

Merck & Company Incorporated	4,664	391,076

Mylan NV †	933	17,764

Nektar Therapeutics †	316	11,243

Perrigo Company plc	226	10,762

Pfizer Incorporated	10,059	435,756

Zoetis Incorporated	867	98,396

		2,036,090

Industrials: 5.58%

Aerospace & Defense: 1.51%

Arconic Incorporated	723	18,668

General Dynamics Corporation	491	89,274

Huntington Ingalls Industries Incorporated	75	16,856

L3Harris Technologies Incorporated	214	40,474

Lockheed Martin Corporation	444	161,412

Northrop Grumman Corporation	307	99,195

Raytheon Company	504	87,636

Textron Incorporated	422	22,383

The Boeing Company	948	345,081

TransDigm Group Incorporated †	88	42,574

United Technologies Corporation	1,470	191,394

		1,114,947

Air Freight & Logistics: 0.33%

C.H. Robinson Worldwide Incorporated	247	20,834

Expeditors International of Washington Incorporated	311	23,592

FedEx Corporation	433	71,094

United Parcel Service Incorporated Class B	1,264	130,533

		246,053

Airlines: 0.24%

Alaska Air Group Incorporated	224	14,316

American Airlines Group Incorporated	717	23,381

Delta Air Lines Incorporated	1,079	61,233

Southwest Airlines Company	885	44,940

United Continental Holdings Incorporated †	400	35,020

		178,890

Building Products: 0.17%

A.O. Smith Corporation	255	12,026

Allegion plc	170	18,794

Fortune Brands Home & Security Incorporated	253	14,454

Johnson Controls International plc	1,442	59,569

Masco Corporation	531	20,836

		125,679

14  |  Wells Fargo VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2019 (unaudited)

	Shares	Value
Commercial Services & Supplies: 0.26%

Cintas Corporation	153	$36,305

Copart Incorporated †	365	27,280

Republic Services Incorporated	390	33,790

Rollins Incorporated	267	9,577

Waste Management Incorporated	707	81,567

		188,519

Construction & Engineering: 0.04%

Jacobs Engineering Group Incorporated	208	17,553

Quanta Services Incorporated	257	9,815

		27,368

Electrical Equipment: 0.29%

AMETEK Incorporated	413	37,517

Eaton Corporation plc	766	63,792

Emerson Electric Company	1,113	74,259

Rockwell Automation Incorporated	214	35,060

		210,628

Industrial Conglomerates: 0.88%

3M Company	1,044	180,967

General Electric Company	15,802	165,921

Honeywell International Incorporated	1,318	230,110

Roper Industries Incorporated	188	68,857

		645,855

Machinery: 0.95%

Caterpillar Incorporated	1,036	141,196

Cummins Incorporated	262	44,891

Deere & Company	573	94,952

Dover Corporation	263	26,353

Flowserve Corporation	237	12,488

Fortive Corporation	533	43,450

Illinois Tool Works Incorporated	542	81,739

Ingersoll-Rand plc	436	55,228

Paccar Incorporated	627	44,931

Parker-Hannifin Corporation	232	39,442

Pentair plc	286	10,639

Snap-on Incorporated	100	16,564

Stanley Black & Decker Incorporated	274	39,623

Wabtec Corporation	293	21,026

Xylem Incorporated	326	27,267

		699,789

Professional Services: 0.19%

Equifax Incorporated	219	29,618

IHS Markit Limited †	658	41,928

Nielsen Holdings plc	643	14,532

Robert Half International Incorporated	214	12,200

Verisk Analytics Incorporated	296	43,352

		141,630

Wells Fargo VT Index Asset Allocation Fund  |  15

Portfolio of investments—June 30, 2019 (unaudited)

	Shares	Value
Road & Rail: 0.62%

CSX Corporation	1,393	$107,776

J.B. Hunt Transport Services Incorporated	157	14,351

Kansas City Southern	182	22,171

Norfolk Southern Corporation	481	95,878

Union Pacific Corporation	1,282	216,799

		456,975

Trading Companies & Distributors: 0.10%

Fastenal Company	1,037	33,796

United Rentals Incorporated †	142	18,833

W.W. Grainger Incorporated	81	21,727

		74,356

Information Technology: 12.91%

Communications Equipment: 0.72%

Arista Networks Incorporated †	95	24,664

Cisco Systems Incorporated	7,756	424,486

F5 Networks Incorporated †	108	15,728

Juniper Networks Incorporated	623	16,590

Motorola Solutions Incorporated	298	49,686

		531,154

Electronic Equipment, Instruments & Components: 0.29%

Amphenol Corporation Class A	540	51,808

Corning Incorporated	1,422	47,253

FLIR Systems Incorporated	245	13,255

IPG Photonics Corporation †	64	9,872

Keysight Technologies Incorporated †	341	30,625

TE Connectivity Limited	609	58,330

		211,143

IT Services: 3.19%

Accenture plc Class A	1,155	213,409

Akamai Technologies Incorporated †	297	23,802

Alliance Data Systems Corporation	81	11,351

Automatic Data Processing Incorporated	788	130,280

Broadridge Financial Solutions Incorporated	210	26,813

Cognizant Technology Solutions Corporation Class A	1,031	65,355

DXC Technology Company	485	26,748

Fidelity National Information Services Incorporated	586	71,890

Fiserv Incorporated †	710	64,724

FleetCor Technologies Incorporated †	156	43,813

Gartner Incorporated †	163	26,233

Global Payments Incorporated	284	45,477

International Business Machines Corporation	1,606	221,467

Jack Henry & Associates Incorporated	140	18,749

MasterCard Incorporated Class A	1,628	430,655

Paychex Incorporated	579	47,646

PayPal Holdings Incorporated †	2,129	243,685

The Western Union Company	780	15,514

Total System Services Incorporated	295	37,840

VeriSign Incorporated †	190	39,740

Visa Incorporated Class A	3,151	546,856

		2,352,047

16  |  Wells Fargo VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2019 (unaudited)

	Shares	Value
Semiconductors & Semiconductor Equipment: 2.26%

Advanced Micro Devices Incorporated †	1,606	$48,774

Analog Devices Incorporated	669	75,510

Applied Materials Incorporated	1,695	76,122

Broadcom Incorporated	716	206,108

Intel Corporation	8,112	388,321

KLA-Tencor Corporation	293	34,633

Lam Research Corporation	271	50,905

Maxim Integrated Products Incorporated	493	29,491

Microchip Technology Incorporated	431	37,368

Micron Technology Incorporated †	2,005	77,373

NVIDIA Corporation	1,103	181,146

Qorvo Incorporated †	216	14,388

QUALCOMM Incorporated	2,202	167,506

Skyworks Solutions Incorporated	313	24,186

Texas Instruments Incorporated	1,699	194,977

Xilinx Incorporated	459	54,125

		1,660,933

Software: 4.08%

Adobe Systems Incorporated †	884	260,471

Ansys Incorporated †	152	31,133

Autodesk Incorporated †	398	64,834

Cadence Design Systems Incorporated †	508	35,971

Citrix Systems Incorporated	226	22,180

Fortinet Incorporated †	263	20,206

Intuit Incorporated	469	122,564

Microsoft Corporation	13,885	1,860,028

Oracle Corporation	4,397	250,497

Red Hat Incorporated †	322	60,459

Salesforce.com Incorporated †	1,407	213,484

Symantec Corporation	1,120	24,371

Synopsys Incorporated †	271	34,875

		3,001,073

Technology Hardware, Storage & Peripherals: 2.37%

Apple Incorporated	7,920	1,567,526

Hewlett Packard Enterprise Company	2,426	36,269

HP Incorporated	2,729	56,736

NetApp Incorporated	446	27,518

Seagate Technology plc	455	21,440

Western Digital Corporation	530	25,202

Xerox Corporation	354	12,535

		1,747,226

Materials: 1.68%

Chemicals: 1.21%

Air Products & Chemicals Incorporated	399	90,322

Albemarle Corporation	192	13,519

Celanese Corporation Series A	229	24,686

CF Industries Holdings Incorporated	400	18,684

Corteva Incorporated	1,357	40,126

Dow Incorporated	1,357	66,914

Dupont De Nemours Incorporated	1,357	101,870

Wells Fargo VT Index Asset Allocation Fund  |  17

Portfolio of investments—June 30, 2019 (unaudited)

	Shares	Value

Chemicals (continued)

Eastman Chemical Company	251	$19,535

Ecolab Incorporated	459	90,625

FMC Corporation	238	19,742

International Flavors & Fragrances Incorporated	183	26,551

Linde plc	983	197,386

LyondellBasell Industries NV Class A	549	47,285

PPG Industries Incorporated	428	49,952

The Mosaic Company	642	16,069

The Sherwin-Williams Company	147	67,369

		890,635

Construction Materials: 0.08%

Martin Marietta Materials Incorporated	113	26,002

Vulcan Materials Company	239	32,817

		58,819

Containers & Packaging: 0.23%

Amcor plc †	2,940	33,781

Avery Dennison Corporation	153	17,699

Ball Corporation	606	42,414

International Paper Company	719	31,147

Packaging Corporation of America	171	16,300

Sealed Air Corporation	282	12,064

WestRock Company	465	16,959

		170,364

Metals & Mining: 0.16%

Freeport-McMoRan Incorporated	2,628	30,511

Newmont Mining Corporation	1,485	57,128

Nucor Corporation	551	30,360

		117,999

Real Estate: 1.84%

Equity REITs: 1.80%

Alexandria Real Estate Equities Incorporated	204	28,782

American Tower Corporation	800	163,560

Apartment Investment & Management Company Class A	269	13,482

AvalonBay Communities Incorporated	252	51,201

Boston Properties Incorporated	280	36,120

Crown Castle International Corporation	753	98,154

Digital Realty Trust Incorporated	377	44,407

Duke Realty Corporation	650	20,547

Equinix Incorporated	152	76,652

Equity Residential	670	50,866

Essex Property Trust Incorporated	119	34,740

Extra Space Storage Incorporated	231	24,509

Federal Realty Investment Trust	135	17,383

HCP Incorporated	865	27,663

Host Hotels & Resorts Incorporated	1,342	24,451

Iron Mountain Incorporated	519	16,245

Kimco Realty Corporation	764	14,119

Mid-America Apartment Communities Incorporated	206	24,259

Prologis Incorporated	1,143	91,554

18  |  Wells Fargo VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2019 (unaudited)

	Shares	Value

Equity REITs (continued)

Public Storage Incorporated	272	$64,782

Realty Income Corporation	569	39,244

Regency Centers Corporation	303	20,222

SBA Communications Corporation †	205	46,092

Simon Property Group Incorporated	559	89,306

SL Green Realty Corporation	152	12,216

The Macerich Company	192	6,430

UDR Incorporated	510	22,894

Ventas Incorporated	669	45,726

Vornado Realty Trust	314	20,127

Welltower Incorporated	733	59,761

Weyerhaeuser Company	1,349	35,533

		1,321,027

Real Estate Management & Development: 0.04%

CBRE Group Incorporated Class A †	566	29,036

Utilities: 1.99%

Electric Utilities: 1.20%

Alliant Energy Corporation	427	20,957

American Electric Power Company Incorporated	893	78,593

Duke Energy Corporation	1,319	116,389

Edison International	589	39,704

Entergy Corporation	344	35,408

Evergy Incorporated	441	26,526

Eversource Energy	581	44,017

Exelon Corporation	1,759	84,326

FirstEnergy Corporation	914	39,128

NextEra Energy Incorporated	867	177,614

Pinnacle West Capital Corporation	203	19,100

PPL Corporation	1,308	40,561

The Southern Company	1,885	104,203

Xcel Energy Incorporated	932	55,445

		881,971

Gas Utilities: 0.03%

Atmos Energy Corporation	212	22,379

Independent Power & Renewable Electricity Producers: 0.05%

AES Corporation	1,202	20,146

NRG Energy Incorporated	483	16,963

		37,109

Multi-Utilities: 0.66%

Ameren Corporation	444	33,349

CenterPoint Energy Incorporated	909	26,025

CMS Energy Corporation	513	29,708

Consolidated Edison Incorporated	592	51,907

Dominion Energy Incorporated	1,454	112,423

DTE Energy Company	332	42,456

NiSource Incorporated	675	19,440

Public Service Enterprise Group Incorporated	915	53,820

Sempra Energy	496	68,170

Wells Fargo VT Index Asset Allocation Fund  |  19

Portfolio of investments—June 30, 2019 (unaudited)

			Shares	Value

Multi-Utilities (continued)

WEC Energy Group Incorporated			571	$47,604

				484,902

Water Utilities: 0.05%

American Water Works Company Incorporated			327	37,932

Total Common Stocks (Cost $22,053,382)				44,210,923

	Interest rate	Maturity date	Principal
U.S. Treasury Securities: 38.69%

U.S. Treasury Bond	2.13%	9-30-2024	$118,000	119,945

U.S. Treasury Bond	2.13	11-30-2024	119,000	120,980

U.S. Treasury Bond	2.25	8-15-2046	165,000	155,674

U.S. Treasury Bond	2.50	2-15-2045	182,000	181,104

U.S. Treasury Bond	2.50	2-15-2046	164,000	162,924

U.S. Treasury Bond	2.50	5-15-2046	163,000	161,848

U.S. Treasury Bond	2.75	8-15-2042	126,000	132,079

U.S. Treasury Bond	2.75	11-15-2042	126,000	131,970

U.S. Treasury Bond	2.75	8-15-2047	160,000	166,744

U.S. Treasury Bond	2.75	11-15-2047	161,000	167,805

U.S. Treasury Bond	2.88	5-15-2028	270,000	289,744

U.S. Treasury Bond	2.88	5-15-2043	182,000	194,477

U.S. Treasury Bond	2.88	8-15-2045	174,000	185,765

U.S. Treasury Bond	2.88	11-15-2046	163,000	174,213

U.S. Treasury Bond	3.00	5-15-2042	84,000	91,891

U.S. Treasury Bond	3.00	11-15-2044	178,000	194,256

U.S. Treasury Bond	3.00	5-15-2045	183,000	199,892

U.S. Treasury Bond	3.00	11-15-2045	175,000	191,290

U.S. Treasury Bond	3.00	2-15-2047	164,000	179,625

U.S. Treasury Bond	3.00	5-15-2047	162,000	177,232

U.S. Treasury Bond	3.00	2-15-2048	174,000	190,333

U.S. Treasury Bond	3.00	8-15-2048	127,000	139,075

U.S. Treasury Bond	3.00	2-15-2049	169,000	185,345

U.S. Treasury Bond	3.13	11-15-2041	66,000	73,799

U.S. Treasury Bond	3.13	2-15-2042	87,000	97,195

U.S. Treasury Bond	3.13	2-15-2043	129,000	143,719

U.S. Treasury Bond	3.13	8-15-2044	181,000	201,744

U.S. Treasury Bond	3.13	5-15-2048	175,000	196,103

U.S. Treasury Bond	3.38	5-15-2044	187,000	217,103

U.S. Treasury Bond	3.38	11-15-2048	183,000	215,111

U.S. Treasury Bond	3.50	2-15-2039	61,000	72,392

U.S. Treasury Bond	3.63	8-15-2043	156,000	188,145

U.S. Treasury Bond	3.63	2-15-2044	218,000	263,184

U.S. Treasury Bond	3.75	8-15-2041	68,000	83,428

U.S. Treasury Bond	3.75	11-15-2043	187,000	230,003

U.S. Treasury Bond	3.88	8-15-2040	71,000	88,600

U.S. Treasury Bond	4.25	5-15-2039	57,000	74,501

U.S. Treasury Bond	4.25	11-15-2040	74,000	97,009

U.S. Treasury Bond	4.38	2-15-2038	32,000	42,266

U.S. Treasury Bond	4.38	11-15-2039	57,000	75,719

U.S. Treasury Bond	4.38	5-15-2040	83,000	110,435

U.S. Treasury Bond	4.38	5-15-2041	65,000	86,722

U.S. Treasury Bond	4.50	2-15-2036	70,000	92,288

U.S. Treasury Bond	4.50	5-15-2038	36,000	48,323

20  |  Wells Fargo VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)

U.S. Treasury Bond	4.50%	8-15-2039	$59,000	$79,627

U.S. Treasury Bond	4.63	2-15-2040	102,000	139,923

U.S. Treasury Bond	4.75	2-15-2037	24,000	32,838

U.S. Treasury Bond	4.75	2-15-2041	88,000	123,028

U.S. Treasury Bond	5.00	5-15-2037	29,000	40,856

U.S. Treasury Bond	5.25	11-15-2028	45,000	57,523

U.S. Treasury Bond	5.25	2-15-2029	33,000	42,364

U.S. Treasury Bond	5.38	2-15-2031	70,000	93,959

U.S. Treasury Bond	5.50	8-15-2028	35,000	45,266

U.S. Treasury Bond	6.13	11-15-2027	49,000	64,774

U.S. Treasury Bond	6.13	8-15-2029	25,000	34,394

U.S. Treasury Bond	6.25	5-15-2030	45,000	63,455

U.S. Treasury Bond	6.38	8-15-2027	21,000	27,991

U.S. Treasury Bond	6.88	8-15-2025	21,000	27,079

U.S. Treasury Note	2.88	9-30-2023	148,000	154,770

U.S. Treasury Note	1.13	2-28-2021	142,000	140,369

U.S. Treasury Note	1.13	6-30-2021	142,000	140,225

U.S. Treasury Note	1.13	7-31-2021	153,000	150,986

U.S. Treasury Note	1.13	8-31-2021	153,000	150,938

U.S. Treasury Note	1.13	9-30-2021	152,000	149,952

U.S. Treasury Note	1.25	3-31-2021	145,000	143,607

U.S. Treasury Note	1.25	10-31-2021	151,000	149,266

U.S. Treasury Note	1.25	7-31-2023	125,000	122,554

U.S. Treasury Note	1.38	8-31-2020	146,000	145,082

U.S. Treasury Note	1.38	9-15-2020	102,000	101,370

U.S. Treasury Note	1.38	9-30-2020	147,000	146,041

U.S. Treasury Note	1.38	10-31-2020	232,000	230,468

U.S. Treasury Note	1.38	1-31-2021	147,000	145,938

U.S. Treasury Note	1.38	4-30-2021	144,000	142,909

U.S. Treasury Note	1.38	5-31-2021	144,000	142,886

U.S. Treasury Note	1.38	6-30-2023	126,000	124,204

U.S. Treasury Note	1.38	8-31-2023	124,000	122,150

U.S. Treasury Note	1.38	9-30-2023	90,000	88,618

U.S. Treasury Note	1.50	6-15-2020	107,000	106,524

U.S. Treasury Note	1.50	7-15-2020	107,000	106,507

U.S. Treasury Note	1.50	8-15-2020	107,000	106,498

U.S. Treasury Note	1.50	1-31-2022	128,000	127,250

U.S. Treasury Note	1.50	2-28-2023	126,000	124,947

U.S. Treasury Note	1.50	3-31-2023	126,000	124,912

U.S. Treasury Note	1.50	8-15-2026	102,000	99,338

U.S. Treasury Note	1.63	6-30-2020	148,000	147,509

U.S. Treasury Note	1.63	7-31-2020	148,000	147,491

U.S. Treasury Note	1.63	10-15-2020	102,000	101,661

U.S. Treasury Note	1.63	11-30-2020	155,000	154,491

U.S. Treasury Note	1.63	8-15-2022	117,000	116,607

U.S. Treasury Note	1.63	8-31-2022	151,000	150,469

U.S. Treasury Note	1.63	11-15-2022	150,000	149,443

U.S. Treasury Note	1.63	4-30-2023	128,000	127,445

U.S. Treasury Note	1.63	5-31-2023	128,000	127,450

U.S. Treasury Note	1.63	10-31-2023	90,000	89,515

U.S. Treasury Note	1.63	2-15-2026	102,000	100,450

U.S. Treasury Note	1.63	5-15-2026	105,000	103,273

U.S. Treasury Note	1.75	10-31-2020	148,000	147,734

Wells Fargo VT Index Asset Allocation Fund  |  21

Portfolio of investments—June 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)

U.S. Treasury Note	1.75%	11-15-2020	$102,000	$101,837

U.S. Treasury Note	1.75	12-31-2020	148,000	147,780

U.S. Treasury Note	1.75	11-30-2021	134,000	134,005

U.S. Treasury Note	1.75	2-28-2022	129,000	129,040

U.S. Treasury Note	1.75	3-31-2022	128,000	128,040

U.S. Treasury Note	1.75	4-30-2022	126,000	126,069

U.S. Treasury Note	1.75	5-15-2022	111,000	111,043

U.S. Treasury Note	1.75	5-31-2022	149,000	149,058

U.S. Treasury Note	1.75	6-30-2022	149,000	149,140

U.S. Treasury Note	1.75	9-30-2022	144,000	144,056

U.S. Treasury Note	1.75	1-31-2023	129,000	129,045

U.S. Treasury Note	1.75	5-15-2023	226,000	226,044

U.S. Treasury Note	1.88	6-30-2020	86,000	85,919

U.S. Treasury Note	1.88	12-15-2020	100,000	100,031

U.S. Treasury Note	1.88	11-30-2021	128,000	128,365

U.S. Treasury Note	1.88	1-31-2022	157,000	157,503

U.S. Treasury Note	1.88	2-28-2022	153,000	153,520

U.S. Treasury Note	1.88	3-31-2022	153,000	153,634

U.S. Treasury Note	1.88	4-30-2022	153,000	153,568

U.S. Treasury Note	1.88	5-31-2022	128,000	128,535

U.S. Treasury Note	1.88	7-31-2022	149,000	149,617

U.S. Treasury Note	1.88	8-31-2022	142,000	142,588

U.S. Treasury Note	1.88	9-30-2022	144,000	144,664

U.S. Treasury Note	1.88	10-31-2022	143,000	143,648

U.S. Treasury Note	1.88	8-31-2024	125,000	125,552

U.S. Treasury Note	2.00	7-31-2020	101,000	101,063

U.S. Treasury Note	2.00	9-30-2020	106,000	106,141

U.S. Treasury Note	2.00	11-30-2020	122,000	122,238

U.S. Treasury Note	2.00	1-15-2021	100,000	100,234

U.S. Treasury Note	2.00	2-28-2021	105,000	105,295

U.S. Treasury Note	2.00	5-31-2021	146,000	146,593

U.S. Treasury Note	2.00	8-31-2021	127,000	127,640

U.S. Treasury Note	2.00	10-31-2021	126,000	126,724

U.S. Treasury Note	2.00	11-15-2021	178,000	179,113

U.S. Treasury Note	2.00	12-31-2021	155,000	155,999

U.S. Treasury Note	2.00	2-15-2022	133,000	133,899

U.S. Treasury Note	2.00	7-31-2022	144,000	145,148

U.S. Treasury Note	2.00	10-31-2022	143,000	144,207

U.S. Treasury Note	2.00	11-30-2022	129,000	130,124

U.S. Treasury Note	2.00	2-15-2023	220,000	221,994

U.S. Treasury Note	2.00	4-30-2024	123,000	124,283

U.S. Treasury Note	2.00	5-31-2024	123,000	124,384

U.S. Treasury Note	2.00	6-30-2024	123,000	124,268

U.S. Treasury Note	2.00	2-15-2025	289,000	291,800

U.S. Treasury Note	2.00	8-15-2025	220,000	221,994

U.S. Treasury Note	2.00	11-15-2026	170,000	171,189

U.S. Treasury Note	2.13	8-31-2020	138,000	138,318

U.S. Treasury Note	2.13	1-31-2021	132,000	132,583

U.S. Treasury Note	2.13	6-30-2021	142,000	142,982

U.S. Treasury Note	2.13	8-15-2021	178,000	179,307

U.S. Treasury Note	2.13	9-30-2021	128,000	129,045

U.S. Treasury Note	2.13	12-31-2021	126,000	127,171

U.S. Treasury Note	2.13	6-30-2022	126,000	127,452

22  |  Wells Fargo VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)

U.S. Treasury Note	2.13%	12-31-2022	$129,000	$130,718

U.S. Treasury Note	2.13	11-30-2023	110,000	111,714

U.S. Treasury Note	2.13	2-29-2024	128,000	130,050

U.S. Treasury Note	2.13	3-31-2024	127,000	129,059

U.S. Treasury Note	2.13	7-31-2024	123,000	125,023

U.S. Treasury Note	2.13	5-15-2025	234,000	237,821

U.S. Treasury Note	2.25	2-15-2021	109,000	109,720

U.S. Treasury Note	2.25	3-31-2021	135,000	136,023

U.S. Treasury Note	2.25	4-30-2021	142,000	143,165

U.S. Treasury Note	2.25	7-31-2021	120,000	121,158

U.S. Treasury Note	2.25	12-31-2023	127,000	129,684

U.S. Treasury Note	2.25	1-31-2024	127,000	129,699

U.S. Treasury Note	2.25	10-31-2024	121,000	123,760

U.S. Treasury Note	2.25	11-15-2024	290,000	296,616

U.S. Treasury Note	2.25	12-31-2024	118,000	120,724

U.S. Treasury Note	2.25	11-15-2025	219,000	224,150

U.S. Treasury Note	2.25	2-15-2027	196,000	200,732

U.S. Treasury Note	2.25	8-15-2027	101,000	103,379

U.S. Treasury Note	2.25	11-15-2027	99,000	101,293

U.S. Treasury Note	2.38	12-31-2020	123,000	123,951

U.S. Treasury Note	2.38	1-31-2023	144,000	147,161

U.S. Treasury Note	2.38	8-15-2024	289,000	297,297

U.S. Treasury Note	2.38	5-15-2027	283,000	292,396

U.S. Treasury Note	2.50	8-15-2023	190,000	195,663

U.S. Treasury Note	2.50	5-15-2024	281,000	290,506

U.S. Treasury Note	2.50	1-31-2025	116,000	120,237

U.S. Treasury Note	2.63	8-15-2020	142,000	143,104

U.S. Treasury Note	2.63	11-15-2020	230,000	232,336

U.S. Treasury Note	2.63	2-28-2023	146,000	150,557

U.S. Treasury Note	2.63	6-30-2023	139,000	143,718

U.S. Treasury Note	2.63	3-31-2025	114,000	118,974

U.S. Treasury Note	2.63	2-15-2029	250,000	263,486

U.S. Treasury Note	2.75	5-31-2023	141,000	146,337

U.S. Treasury Note	2.75	7-31-2023	142,000	147,569

U.S. Treasury Note	2.75	8-31-2023	145,000	150,800

U.S. Treasury Note	2.75	11-15-2023	251,000	261,442

U.S. Treasury Note	2.75	2-15-2024	217,000	226,494

U.S. Treasury Note	2.75	2-28-2025	121,000	127,055

U.S. Treasury Note	2.75	6-30-2025	119,000	125,164

U.S. Treasury Note	2.75	8-31-2025	122,000	128,410

U.S. Treasury Note	2.75	2-15-2028	189,000	200,849

U.S. Treasury Note	2.88	4-30-2025	114,000	120,586

U.S. Treasury Note	2.88	5-31-2025	117,000	123,819

U.S. Treasury Note	2.88	7-31-2025	118,000	125,002

U.S. Treasury Note	2.88	8-15-2028	190,000	204,072

U.S. Treasury Note	3.00	9-30-2025	121,000	129,196

U.S. Treasury Note	3.13	5-15-2021	155,000	158,772

U.S. Treasury Note	3.63	2-15-2021	199,000	204,690

U.S. Treasury Note	6.00	2-15-2026	42,000	52,769

U.S. Treasury Note	6.25	8-15-2023	35,000	41,222

U.S. Treasury Note	6.50	11-15-2026	28,000	36,823

U.S. Treasury Note	6.63	2-15-2027	18,000	23,991

U.S. Treasury Note	6.75	8-15-2026	21,000	27,786

Wells Fargo VT Index Asset Allocation Fund  |  23

Portfolio of investments—June 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)

U.S. Treasury Note	7.13%	2-15-2023	$24,000	$28,505

U.S. Treasury Note	7.25	8-15-2022	24,000	27,986

U.S. Treasury Note	7.50	11-15-2024	22,000	28,383

U.S. Treasury Note	7.63	11-15-2022	12,000	14,301

U.S. Treasury Note	7.63	2-15-2025	20,000	26,161

U.S. Treasury Note	7.88	2-15-2021	15,000	16,438

U.S. Treasury Note	8.00	11-15-2021	48,000	54,870

U.S. Treasury Note	8.13	5-15-2021	17,000	18,956

U.S. Treasury Note	8.13	8-15-2021	15,000	16,961

U.S. Treasury Note	8.75	8-15-2020	27,000	29,032

Total U.S. Treasury Securities (Cost $27,543,287)				28,488,728

	Yield		Shares
Short-Term Investments: 1.23%

Investment Companies: 1.09%

Wells Fargo Government Money Market Fund Select Class (l)(u)	2.33		806,578	806,578

			Principal

U.S. Treasury Securities: 0.14%

Treasury Bill #(z)	1.98	8-6-2019	$103,000	102,790

Total Short-Term Investments (Cost $909,369)				909,368

Total investments in securities (Cost $50,506,038)	99.97%	73,609,019

Other assets and liabilities, net	0.03	20,144

Total net assets	100.00%	$73,629,163

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:

REIT	Real estate investment trust

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

S&P 500 E-Mini Index	1	9-20-2019	$146,128	$147,210	$1,082	$0

5-Year U.S. Treasury Notes	5	9-30-2019	588,685	590,781	2,096	0

Short

10-Year U.S. Treasury Notes	(85)	9-19-2019	(10,811,823)	(10,877,344)	0	(65,521)

					$3,178	$(65,521)

24  |  Wells Fargo VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2019 (unaudited)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets
Common Stocks
Financials
Banks
Wells Fargo & Company	8,176	44	891	7,329	$18,860	$(6,970)	$6,995		$346,808	0.47%

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC *	0	98,190	98,190	0	0	0	345	#	0
Wells Fargo Government Money Market Fund Select Class	1,208,555	5,625,198	6,027,175	806,578	0	0	13,541		806,578

									806,578	1.09

					$18,860	$(6,970)	$20,881		$1,153,386	1.56%

*	No longer held at the end of the period

#	Amount shown represents income before fees and rebates.

Wells Fargo VT Index Asset Allocation Fund  |  25

Statement of assets and liabilities—June 30, 2019 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $49,477,922)	$72,455,633
Investments in affiliated securities, at value (cost $1,028,116)	1,153,386
Receivable for investments sold	35,303
Receivable for Fund shares sold	1,567
Receivable for dividends and interest	219,785
Receivable for daily variation margin on open futures contracts	1,085
Prepaid expenses and other assets	64,078

Total assets	73,930,837

Liabilities
Payable for Fund shares redeemed	133,579
Payable for daily variation margin on open futures contracts	63,188
Management fee payable	33,028
Payable for investments purchased	21,857
Distribution fee payable	14,886
Administration fee payable	4,798
Overdraft due to custodian bank	2,355
Trustees’ fees and expenses payable	976
Accrued expenses and other liabilities	27,007

Total liabilities	301,674

Total net assets	$73,629,163

Net assets consist of
Paid-in capital	$44,765,062
Total distributable earnings	28,864,101

Total net assets	$73,629,163

Computation of net asset value per share
Net assets – Class 2	$73,629,163
Shares outstanding – Class 2[1]	3,548,382
Net asset value per share – Class 2	$20.75

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

26  |  Wells Fargo VT Index Asset Allocation Fund

Statement of operations—six months ended June 30, 2019 (unaudited)

Investment income
Dividends	$432,434
Interest	297,154
Income from affiliated securities	20,568

Total investment income	750,156

Expenses
Management fee	214,838
Administration fee
Class 2	28,645
Distribution fee
Class 2	89,179
Custody and accounting fees	12,328
Professional fees	19,075
Shareholder report expenses	1,750
Trustees’ fees and expenses	8,377
Other fees and expenses	2,145

Total expenses	376,337
Less: Fee waivers and/or expense reimbursements	(18,274)

Net expenses	358,063

Net investment income	392,093

Realized and unrealized gains (losses) on investments
Net realized gains on:
Unaffiliated securities	2,157,839
Affiliated securities	18,860
Futures contracts	298,456

Net realized gains on investments	2,475,155

Net change in unrealized gains (losses) on:
Unaffiliated securities	5,951,207
Affiliated securities	(6,970)
Futures contracts	186,069

Net change in unrealized gains (losses) on investments	6,130,306

Net realized and unrealized gains (losses) on investments	8,605,461

Net increase in net assets resulting from operations	$8,997,554

The accompanying notes are an integral part of these financial statements.

Wells Fargo VT Index Asset Allocation Fund  |  27

Statement of changes in net assets

	Six months ended June 30, 2019 (unaudited)		Year ended December 31, 2018

Operations
Net investment income		$392,093		$726,669
Net realized gains on investments		2,475,155		4,915,002
Net change in unrealized gains (losses) on investments		6,130,306		(7,617,016)

Net increase in net assets resulting from operations		8,997,554		(1,975,345)

Distributions to shareholders from net investment income and net realized gains – Class 2		(428,929)		(5,678,021)

Capital share transactions	Shares		Shares
Proceeds from shares sold – Class 2	54,432	1,074,512	94,068	1,894,966
Reinvestment of distributions – Class 2	21,112	428,929	288,313	5,678,021
Payment for shares redeemed – Class 2	(264,903)	(5,294,001)	(652,033)	(13,024,489)

Net decrease in net assets resulting from capital share transactions		(3,790,560)		(5,451,502)

Total increase (decrease) in net assets		4,778,065		(13,104,868)

Net assets
Beginning of period		68,851,098		81,955,966

End of period		$73,629,163		$68,851,098

The accompanying notes are an integral part of these financial statements.

28  |  Wells Fargo VT Index Asset Allocation Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2019 (unaudited)	Year ended December 31
CLASS 2		2018	2017	2016	2015	2014
Net asset value, beginning of period	$18.42	$20.45	$19.16	$18.47	$18.43	$15.85
Net investment income	0.11	0.20	0.17	0.17	0.18	0.27
Net realized and unrealized gains (losses) on investments	2.34	(0.70)	2.12	1.21	0.05	2.57

Total from investment operations	2.45	(0.50)	2.29	1.39	0.23	2.84
Distributions to shareholders from
Net investment income	(0.12)	(0.20)	(0.15)	(0.17)	(0.19)	(0.26)
Net realized gains	0.00	(1.33)	(0.85)	(0.53)	0.00	0.00

Total distributions to shareholders	(0.12)	(1.53)	(1.00)	(0.70)	(0.19)	(0.26)
Net asset value, end of period	$20.75	$18.42	$20.45	$19.16	$18.47	$18.43
Total return[1]	13.31%	(2.90)%	12.25%	7.67%	1.25%	18.06%
Ratios to average net assets (annualized)
Gross expenses	1.05%	1.05%	1.16%	1.10%	1.10%	1.02%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%	0.99%
Net investment income	1.09%	0.94%	0.86%	0.93%	0.95%	1.58%
Supplemental data
Portfolio turnover rate	2%	10%	10%	15%	44%	3%
Net assets, end of period (000s omitted)	$73,629	$68,851	$81,956	$81,505	$81,495	$92,146

[1]

Returns for periods of less than one year are not annualized. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.

Wells Fargo VT Index Asset Allocation Fund  |  29

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo VT Index Asset Allocation Fund (the “Fund”) which is a diversified series of the Trust. The Trust offers shares of the Fund to separate accounts of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance policies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and

30  |  Wells Fargo VT Index Asset Allocation Fund

Notes to financial statements (unaudited)

an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of June 30, 2019, the aggregate cost of all investments for federal income tax purposes was $50,437,330 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$24,405,539

Gross unrealized losses	(1,296,193)

Net unrealized gains	$23,109,346

Wells Fargo VT Index Asset Allocation Fund  |  31

Notes to financial statements (unaudited)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$4,507,838	$0	$0	$4,507,838

Consumer discretionary	4,505,602	0	0	4,505,602

Consumer staples	3,216,963	0	0	3,216,963

Energy	2,232,654	0	0	2,232,654

Financials	5,802,155	0	0	5,802,155

Health care	6,279,273	0	0	6,279,273

Industrials	4,110,689	0	0	4,110,689

Information technology	9,503,576	0	0	9,503,576

Materials	1,237,817	0	0	1,237,817

Real estate	1,350,063	0	0	1,350,063

Utilities	1,464,293	0	0	1,464,293

U.S. Treasury securities	28,488,728	0	0	28,488,728

Short-term investments

Investment companies	806,578	0	0	806,578

U.S. Treasury securities	102,790	0	0	102,790

	73,609,019	0	0	73,609,019

Futures contracts	3,178	0	0	3,178

Total assets	$73,612,197	$0	$0	$73,612,197

Liabilities

Futures contracts	$65,521	$0	$0	$65,521

Total liabilities	$65,521	$0	$0	$65,521

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.

At June 30, 2019, the Fund did not have any transfers into/out of Level 3.

32  |  Wells Fargo VT Index Asset Allocation Fund

Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $500 million	0.600%

Next $500 million	0.550

Next $2 billion	0.500

Next $2 billion	0.475

Next $5 billion	0.440

Over $10 billion	0.430

For the six months ended June 30, 2019, the management fee was equivalent to an annual rate of 0.60% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fee

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives a class level fee of 0.08% which is calculated based on the average daily net assets of Class 2 shares.

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When Class 2 of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through April 30, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.00% for Class 2 shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.25% of the average daily net assets of Class 2 shares.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

Wells Fargo VT Index Asset Allocation Fund  |  33

Notes to financial statements (unaudited)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2019 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$624,163	$562,462	$252,298	$3,780,815

6. DERIVATIVE TRANSACTIONS

During the six months ended June 30, 2019, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy. The Fund had an average notional amount of $2,551,330 in long futures contracts and $3,325,032 in short futures contracts during the six months ended June 30, 2019.

A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2019 by risk type was as follows for the Fund:

	Asset derivatives			Liability derivatives

	Statement of Assets and Liabilities location	Fair value		Statement of Assets and Liabilities location	Fair value

Interest rate risk	Unrealized gains on futures contracts	$2,096	*	Unrealized losses on futures contracts	$65,521	*

Equity risk	Unrealized gains on futures contracts	1,082	*	Unrealized losses on futures contracts	0	*

		$3,178			$65,521

*

Amount represents cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. Only the current day’s variation margin as of June 30, 2019 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 was as follows for the Fund:

	Amount of realized gains on derivatives	Change in unrealized gains (losses) on derivatives

Equity risk	$284,924	$231,077

Interest rate risk	13,532	(45,008)

	$298,456	$186,069

7. BANK BORROWINGS

The Trust, Wells Fargo Master Trust and Wells Fargo Funds Trust (excluding the money market funds) are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended June 30, 2019, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

34  |  Wells Fargo VT Index Asset Allocation Fund

Notes to financial statements (unaudited)

9. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

In March 2017, FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount and discounts will continue to be accreted to the maturity date of the security. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years. During the current reporting period, management of the Fund adopted the change in accounting policy which did not have a material impact to the Fund’s financial statements.

Wells Fargo VT Index Asset Allocation Fund  |  35

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800- 260-5969, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, which is available by visiting the SEC website at sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

36  |  Wells Fargo VT Index Asset Allocation Fund

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

Wells Fargo VT Index Asset Allocation Fund  |  37

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

38  |  Wells Fargo VT Index Asset Allocation Fund

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Alexander Kymn (Born 1973)	Secretary and Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 87 funds and Assistant Treasurer of 65 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-260-5969 or by visiting the website at wfam.com.

Wells Fargo VT Index Asset Allocation Fund  |  39

Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo VT Index Asset Allocation Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Variable Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 21-22, 2019 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo VT Index Asset Allocation Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2019, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2019. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, a summary of investments made in the business of WFAM, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

40  |  Wells Fargo VT Index Asset Allocation Fund

Other information (unaudited)

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2018. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund was higher than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was lower than its benchmark index, the Index Asset Allocation Blended Index, for the one-, three- and five-year periods under review, but higher than its benchmark for the ten-year period under review.

The Board also received and considered information regarding the Fund’s net operating expense ratio and its various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered this ratio in comparison to the median ratios of funds in an expense group that was determined by Broadridge to be similar to the Fund (the “Group”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Group and an explanation of how funds comprising expense group and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratio of the Fund was in range of the median net operating expense ratio of the expense Group.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rate”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rate with the average contractual investment management fee rates of funds in the expense Group at a common asset level as well as transfer agency costs of the funds in the expense Group. The Board noted that the Management Rate of the Fund was lower than the sum of these average rates for the Fund’s expense Group.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

Wells Fargo VT Index Asset Allocation Fund  |  41

Other information (unaudited)

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund. Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Board concluded that Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

42  |  Wells Fargo VT Index Asset Allocation Fund

This page is intentionally left blank.

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

404833 08-19

SVT2/SAR136 06-19

Semi-Annual Report

June 30, 2019

Wells Fargo

VT International Equity Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo VT International Equity Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“Investors entered 2019 with reasons to be concerned. ”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo VT International Equity Fund for the six-month period that ended June 30, 2019. While early 2019 saw stocks and bonds gain with renewed business and investor confidence, volatility returned late in the period as global growth slowed and geopolitical concerns persisted.

For the period, U.S. stocks, based on the S&P 500 Index,1 gained 18.54% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 13.60%. Based on the MSCI EM Index (Net),3 emerging market stocks gained 10.58%. Bond investors saw the Bloomberg Barclays U.S. Aggregate Bond Index4 add 6.11% while the Bloomberg Barclays Global Aggregate ex-USD Index5 rose 4.99%. The Bloomberg Barclays Municipal Bond Index6 added 5.09%, and the ICE BofAML U.S. High Yield Index7 was up 10.16%.

The market climbs a wall of worry.

Investors entered 2019 with reasons to be concerned. Investment returns appeared to reaffirm the adage that markets climb a wall of worry. The S&P 500 Index gained 8.01% for the month of January, the best monthly performance in 30 years. Returns for the MSCI ACWI ex USA Index (Net), the Bloomberg Barclays U.S. Aggregate Bond Index, and the Bloomberg Barclays Global Aggregate ex-USD Index also were positive. The U.S. Federal Reserve (Fed) indicated that it would pause its program of regular rate increases during 2019 as inflation remained low.

In February 2019, concerns over slowing global growth persisted. The Bureau of Economic Analysis announced fourth-quarter 2018 gross domestic product (GDP) grew at an annualized 2.2% rate, down from the levels of the prior two quarters. In a February report, the Bank of England forecast the slowest growth since the financial crisis for 2019. China and the U.S. continued to wrangle over trade issues.

By the end of March 2019, the combination of dovish Fed sentiment and steady, if not spectacular, economic and business metrics reinforced investors’ confidence. Monthly job creation data and corporate profits, while less consistent than during 2018, were solid. China announced a roughly $300 billion stimulus package through tax and fee cuts intended to reinvigorate economic growth.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo VT International Equity Fund

Letter to shareholders (unaudited)

Signals were mixed during the second quarter of 2019.

During April, investors drew confidence from favorable economic projections, sustained low inflation, and solid employment data. First-quarter GDP showed the economy grew at an annualized rate of 3.2% on improvement in business investment and exports. Favorable sentiment extended to foreign markets as the MSCI ACWI ex USA Index (Net) gained 2.64% and the MSCI EM Index (Net) added 2.11% for the month.

During May, investing signals were mixed. In the U.S., partisan wrangling ramped up as Democrats and Republicans set their sights on 2020 presidential politics. The U.K.’s Brexit caused Prime Minister Theresa May to resign. The European Commission downgraded the 2019 growth forecast to 1.2%. The U.S. increased tariffs on products from China, China responded, and then talks broke down. President Donald Trump threatened to turn his foreign policy tariff tool to Mexico over immigration issues. Markets tumbled.

As had been the case during most of 2019 to date, just as the investment horizon appeared to darken, sentiment turned and markets gained. The gains, primarily driven by geopolitical and monetary policy events, drove equity markets to new highs. President Trump dropped his threats of new tariffs on Mexico after talks and further tariffs on China after meeting with China’s President Xi Jinping at the G-20 summit. President Mario Draghi of the European Central Bank said that if the outlook doesn’t improve, the bank will cut rates or buy more assets to prop up inflation. In the U.S., the Fed said growth shifted from “solid” to “moderate” and indicated a willingness to cut rates.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“During May, investing signals were mixed.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-260-5969.

Wells Fargo VT International Equity Fund  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Venkateshwar (Venk) Lal

Dale A. Winner, CFA®‡

Average annual total returns (%) as of June 30, 2019

					Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	Gross	Net[2]

Class 1[3]	8-17-1998	-1.74	2.67	6.78	1.07	0.70

Class 2[3]	7-31-2002	-1.92	2.42	6.52	1.32	0.95

MSCI ACWI ex USA Index (Net)[4]	–	1.29	2.16	6.54	–	–

Figures quoted represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-260-5969. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If these charges had been reflected, performance would have been lower.

Shares are sold without a front-end sales charge or contingent deferred sales charge.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

Please see footnotes on page 5.

4  |  Wells Fargo VT International Equity Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of June 30, 2019[5]

Hitachi Limited	3.29

BP plc	3.22

NN Group NV	3.17

Lundin Mining Corporation	3.04

Den Norske Bank ASA	3.03

Prysmian SpA	3.00

Smiths Group plc	3.00

Compagnie de Saint-Gobain SA	2.78

Check Point Software Technologies Limited	2.78

China Mobile Limited	2.77

Sector distribution as of June 30, 2019[6]

Country allocation as of June 30, 2019[6]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[2]

The manager has contractually committed through April 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.69% for Class 1 and 0.94% for Class 2. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]	Historical performance prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen VA International Equity Fund.

[4]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[5]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

Wells Fargo VT International Equity Fund  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2019 to June 30, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning account value 1-1-2019	Ending account value 6-30-2019	Expenses paid during the period¹	Annualized net expense ratio

Class 1

Actual	$1,000.00	$1,108.77	$3.61	0.69%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.46	0.69%

Class 2

Actual	$1,000.00	$1,110.73	$4.92	0.94%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.13	$4.71	0.94%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

6  |  Wells Fargo VT International Equity Fund

Portfolio of investments—June 30, 2019 (unaudited)

	Shares	Value
Common Stocks: 98.34%

Australia: 0.30%

Origin Energy Limited (Energy, Oil, Gas & Consumable Fuels)	47,874	$245,689

Brazil: 1.08%

Cosan Limited Class A (Energy, Oil, Gas & Consumable Fuels) †	67,095	896,389

Canada: 4.37%

Home Capital Group Incorporated (Financials, Thrifts & Mortgage Finance) †	74,300	1,100,131

Lundin Mining Corporation (Materials, Metals & Mining)	458,151	2,522,446

		3,622,577

China: 11.34%

China Everbright Limited (Financials, Capital Markets)	914,000	1,350,226

China Mobile Limited (Communication Services, Wireless Telecommunication Services)	252,500	2,299,804

Han’s Laser Technology Industry Group Company Limited (Industrials, Machinery)	245,498	1,228,866

HollySys Automation Technologies Limited (Information Technology, Electronic Equipment, Instruments & Components)	102,825	1,953,673

Midea Group Company Limited Class A (Consumer Discretionary, Household Durables)	129,200	975,542

Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	815,200	1,602,913

		9,411,024

France: 4.91%

Compagnie de Saint-Gobain SA (Industrials, Building Products)	59,179	2,306,449

Orange SA (Communication Services, Diversified Telecommunication Services)	111,929	1,764,661

		4,071,110

Germany: 6.06%

Metro AG (Consumer Staples, Food & Staples Retailing) «	73,077	1,335,766

Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	4,413	1,107,478

Rheinmetall AG (Industrials, Industrial Conglomerates)	4,971	608,494

SAP SE (Information Technology, Software)	8,234	1,130,662

Siemens AG (Industrials, Industrial Conglomerates)	7,109	845,549

		5,027,949

Hong Kong: 1.72%

Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	1,358,000	1,425,503

India: 0.92%

Zee Entertainment Enterprises Limited (Communication Services, Media)	156,361	767,110

Ireland: 1.52%

Greencore Group plc (Consumer Staples, Food Products)	454,034	1,262,754

Israel: 2.78%

Check Point Software Technologies Limited (Information Technology, Software) †	19,936	2,304,801

Italy: 5.71%

Eni SpA (Energy, Oil, Gas & Consumable Fuels)	135,403	2,248,839

Prysmian SpA (Industrials, Electrical Equipment)	120,426	2,485,396

		4,734,235

Wells Fargo VT International Equity Fund  |  7

Portfolio of investments—June 30, 2019 (unaudited)

	Shares	Value
Japan: 10.65%

Alps Electric Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	54,300	$914,611

Daiwa Securities Group Incorporated (Financials, Capital Markets)	462,000	2,023,004

Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	74,400	2,725,090

Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	255,800	1,214,762

Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	55,200	1,957,331

		8,834,798

Malaysia: 1.68%

CIMB Group Holdings Bhd (Financials, Banks)	1,068,884	1,391,554

Netherlands: 8.45%

Koninklijke Philips NV (Industrials, Industrial Conglomerates)	51,139	2,220,464

NN Group NV (Financials, Insurance) «	65,343	2,630,274

OCI NV (Materials, Chemicals) †	78,587	2,157,182

		7,007,920

Norway: 3.03%

Den Norske Bank ASA (Financials, Banks)	135,006	2,511,644

Russia: 2.47%

Mobile TeleSystems PJSC ADR (Communication Services, Wireless Telecommunication Services)	220,099	2,049,122

Singapore: 2.42%

Keppel Corporation Limited (Industrials, Industrial Conglomerates)	407,600	2,006,368

South Africa: 1.92%

Sasol Limited (Materials, Chemicals)	64,229	1,596,992

South Korea: 2.82%

Hana Financial Group Incorporated (Financials, Banks)	16,973	549,769

Samsung Electronics Company Limited GDR (Information Technology, Technology Hardware, Storage & Peripherals) 144A	502	510,534

SK Telecom Company Limited (Communication Services, Wireless Telecommunication Services)	5,705	1,279,691

		2,339,994

Switzerland: 4.11%

LafargeHolcim Limited (Materials, Construction Materials)	40,876	1,996,065

Novartis AG (Health Care, Pharmaceuticals)	15,479	1,414,389

		3,410,454

Thailand: 1.61%

Siam Commercial Bank plc (Financials, Banks)	293,200	1,333,705

United Kingdom: 16.49%

BP plc (Energy, Oil, Gas & Consumable Fuels)	383,934	2,674,846

Fresnillo plc (Materials, Metals & Mining)	138,120	1,526,378

John Wood Group plc (Energy, Energy Equipment & Services)	349,384	2,005,524

Kingfisher plc (Consumer Discretionary, Specialty Retail)	334,656	913,317

Man Group plc (Financials, Capital Markets)	375,739	743,430

Melrose Industries plc (Industrials, Electrical Equipment)	507,926	1,166,555

Sensata Technologies Holding plc (Industrials, Electrical Equipment) †	44,106	2,161,194

Smiths Group plc (Industrials, Industrial Conglomerates)	125,018	2,484,696

		13,675,940

8  |  Wells Fargo VT International Equity Fund

Portfolio of investments—June 30, 2019 (unaudited)

		Shares	Value
United States: 1.98%

Gentex Corporation (Consumer Discretionary, Auto Components)		66,859	$1,645,400

Total Common Stocks (Cost $84,980,519)			81,573,032

	Yield
Short-Term Investments: 1.60%

Investment Companies: 1.60%

Securities Lending Cash Investments LLC (l)(r)(u)	2.51%	1,325,715	1,325,980

Total Short-Term Investments (Cost $1,325,979)			1,325,980

Total investments in securities (Cost $86,306,498)	99.94%	82,899,012

Other assets and liabilities, net	0.06	52,108

Total net assets	100.00%	$82,951,120

†	Non-income-earning security

«	All or a portion of this security is on loan.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

EUR	Euro

GBP	Great British pound

GDR	Global depositary receipt

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses

2,662,060 USD	2,351,500 EUR	Goldman Sachs	9-6-2019	$0	$(25,747)

3,902,635 USD	3,063,500 GBP	Morgan Stanley	9-9-2019	39	0

				$39	$(25,747)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	2,226,041	14,583,245	15,483,571	1,325,715	$0	$1	$16,863	#	$1,325,980
Wells Fargo Government Money Market Fund Select Class*	1,610,597	13,982,718	15,593,315	0	0	0	11,377		0

					$0	$1	$28,240		$1,325,980	1.60%

#	Amount shown represents income before fees and rebates.

*	No longer held at the end of the period.

Wells Fargo VT International Equity Fund  |  9

Statement of assets and liabilities—June 30, 2019 (unaudited)

Assets
Investments in unaffiliated securities (including $1,326,726 of securities loaned), at value (cost $84,980,519)	$81,573,032
Investments in affiliated securities, at value (cost $1,325,979)	1,325,980
Cash	125,793
Foreign currency, at value (cost $399,112)	400,748
Receivable for Fund shares sold	5,711
Receivable for dividends	1,146,117
Receivable for securities lending income, net	7,105
Unrealized gains on forward foreign currency contracts	39
Prepaid expenses and other assets	601

Total assets	84,585,126

Liabilities
Payable upon receipt of securities loaned	1,324,042
Custodian and accounting fees payable	122,368
Payable for Fund shares redeemed	89,360
Unrealized losses on forward foreign currency contracts	25,747
Management fee payable	15,420
Distribution fee payable	12,530
Administration fees payable	5,302
Trustees’ fees and expenses payable	3,563
Accrued expenses and other liabilities	35,674

Total liabilities	1,634,006

Total net assets	$82,951,120

Net assets consist of
Paid-in capital	$49,158,066
Total distributable earnings	33,793,054

Total net assets	$82,951,120

Computation of net asset value per share
Net assets – Class 1	$20,253,038
Shares outstanding – Class 1[1]	6,412,655
Net asset value per share – Class 1	$3.16
Net assets – Class 2	$62,698,082
Shares outstanding – Class 2[1]	19,558,935
Net asset value per share – Class 2	$3.21

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo VT International Equity Fund

Statement of operations—six months ended June 30, 2019 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $161,168)	$1,573,055
Income from affiliated securities	32,034

Total investment income	1,605,089

Expenses
Management fee	327,119
Administration fees
Class 1	8,032
Class 2	24,680
Distribution fee
Class 2	77,114
Custody and accounting fees	69,759
Professional fees	25,217
Shareholder report expenses	34,342
Trustees’ fees and expenses	10,849
Other fees and expenses	9,881

Total expenses	586,993
Less: Fee waivers and/or expense reimbursements	(227,727)

Net expenses	359,266

Net investment income	1,245,823

Realized and unrealized gains (losses) on investments
Net realized gains on:
Unaffiliated securities	327,276
Forward foreign currency contracts	100,698

Net realized gains on investments	427,974

Net change in unrealized gains (losses) on:
Unaffiliated securities	6,764,571
Affiliated securities	1
Forward foreign currency contracts	(3,013)

Net change in unrealized gains (losses) on investments	6,761,559

Net realized and unrealized gains (losses) on investments	7,189,533

Net increase in net assets resulting from operations	$8,435,356

The accompanying notes are an integral part of these financial statements.

Wells Fargo VT International Equity Fund  |  11

Statement of changes in net assets

	Six months ended June 30, 2019 (unaudited)		Year ended December 31, 2018

Operations
Net investment income		$1,245,823		$3,070,006
Net realized gains on investments		427,974		38,838,067
Net change in unrealized gains (losses) on investments		6,761,559		(59,864,828)

Net increase (decrease) in net assets resulting from operations		8,435,356		(17,956,755)

Distributions to shareholders from net investment income and net realized gains
Class 1		0		(8,771,959)
Class 2		0		(25,052,585)

Total distributions to shareholders		0		(33,824,544)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	134,101	410,263	209,637	942,178
Class 2	333,605	1,048,779	709,948	3,066,184

		1,459,042		4,008,362

Reinvestment of distributions
Class 1	0	0	2,690,835	8,771,959
Class 2	0	0	7,546,109	25,052,585

		0		33,824,544

Payment for shares redeemed
Class 1	(508,940)	(1,567,257)	(1,355,759)	(5,459,375)
Class 2	(1,177,581)	(3,695,269)	(47,012,701)	(248,476,045)

		(5,262,526)		(253,935,420)

Net decrease in net assets resulting from capital share transactions		(3,803,484)		(216,102,514)

Total increase (decrease) in net assets		4,631,872		(267,883,813)

Net assets
Beginning of period		78,319,248		346,203,061

End of period		$82,951,120		$78,319,248

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo VT International Equity Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2019 (unaudited)	Year ended December 31
CLASS 1		2018	2017	2016	2015	2014
Net asset value, beginning of period	$2.85	$5.34	$4.41	$4.82	$4.92	$5.48
Net investment income	0.07	0.10 [1]	0.12 [1]	0.11 [1]	0.11 [1]	0.18 [1]
Net realized and unrealized gains (losses) on investments	0.24	(0.77)	0.96	(0.01)	0.02	(0.46)

Total from investment operations	0.31	(0.67)	1.08	0.10	0.13	(0.28)
Distributions to shareholders from
Net investment income	0.00	(0.61)	(0.15)	(0.15)	(0.23)	(0.16)
Net realized gains	0.00	(1.21)	0.00	(0.36)	0.00	(0.12)

Total distributions to shareholders	0.00	(1.82)	(0.15)	(0.51)	(0.23)	(0.28)
Net asset value, end of period	$3.16	$2.85	$5.34	$4.41	$4.82	$4.92
Total return[2]	10.88%	(16.86)%	24.86%	3.25%	2.30%	(5.30)%
Ratios to average net assets (annualized)
Gross expenses	1.25%	1.12%	0.95%	0.95%	0.95%	0.94%
Net expenses	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%
Net investment income	3.24%	2.41%	2.41%	2.49%	2.04%	3.44%
Supplemental data
Portfolio turnover rate	26%	51%	55%	77%	34%	39%
Net assets, end of period (000s omitted)	$20,253	$19,315	$28,001	$25,137	$30,254	$32,599

[1]	Calculated based upon average shares outstanding

[2]

Returns for periods of less than one year are not annualized. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.

Wells Fargo VT International Equity Fund  |  13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2019 (unaudited)	Year ended December 31
CLASS 2		2018	2017	2016	2015	2014
Net asset value, beginning of period	$2.89	$5.38	$4.45	$4.84	$4.95	$5.50
Net investment income	0.06	0.09 [1]	0.11 [1]	0.10	0.09 [1]	0.16
Net realized and unrealized gains (losses) on investments	0.26	(0.78)	0.96	0.00	0.01	(0.45)

Total from investment operations	0.32	(0.69)	1.07	0.10	0.10	(0.29)
Distributions to shareholders from
Net investment income	0.00	(0.59)	(0.14)	(0.13)	(0.21)	(0.14)
Net realized gains	0.00	(1.21)	0.00	(0.36)	0.00	(0.12)

Total distributions to shareholders	0.00	(1.80)	(0.14)	(0.49)	(0.21)	(0.26)
Net asset value, end of period	$3.21	$2.89	$5.38	$4.45	$4.84	$4.95
Total return[2]	11.07%	(17.28)%	24.34%	3.30%	1.80%	(5.35)%
Ratios to average net assets (annualized)
Gross expenses	1.50%	1.30%	1.20%	1.20%	1.20%	1.20%
Net expenses	0.94%	0.94%	0.94%	0.94%	0.94%	0.94%
Net investment income	3.00%	1.82%	2.18%	2.25%	1.77%	3.07%
Supplemental data
Portfolio turnover rate	26%	51%	55%	77%	34%	39%
Net assets, end of period (000s omitted)	$62,698	$59,004	$318,202	$288,628	$295,215	$310,909

[1]	Calculated based upon average shares outstanding

[2]

Returns for periods of less than one year are not annualized. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo VT International Equity Fund

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo VT International Equity Fund (the “Fund”) which is a diversified series of the Trust. The Trust offers shares of the Fund to separate accounts of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance policies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2019, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on

Wells Fargo VT International Equity Fund  |  15

Notes to financial statements (unaudited)

securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

16  |  Wells Fargo VT International Equity Fund

Notes to financial statements (unaudited)

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of June 30, 2019, the aggregate cost of all investments for federal income tax purposes was $86,742,863 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$4,913,764

Gross unrealized losses	(8,783,323)

Net unrealized losses	$(3,869,559)

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Wells Fargo VT International Equity Fund  |  17

Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :

Common stocks

Australia	$245,689	$0	$0	$245,689

Brazil	896,389	0	0	896,389

Canada	3,622,577	0	0	3,622,577

China	9,411,024	0	0	9,411,024

France	4,071,110	0	0	4,071,110

Germany	5,027,949	0	0	5,027,949

Hong Kong	1,425,503	0	0	1,425,503

India	767,110	0	0	767,110

Ireland	1,262,754	0	0	1,262,754

Israel	2,304,801	0	0	2,304,801

Italy	4,734,235	0	0	4,734,235

Japan	8,834,798	0	0	8,834,798

Malaysia	1,391,554	0	0	1,391,554

Netherlands	7,007,920	0	0	7,007,920

Norway	2,511,644	0	0	2,511,644

Russia	2,049,122	0	0	2,049,122

Singapore	2,006,368	0	0	2,006,368

South Africa	1,596,992	0	0	1,596,992

South Korea	2,339,994	0	0	2,339,994

Switzerland	3,410,454	0	0	3,410,454

Thailand	1,333,705	0	0	1,333,705

United Kingdom	13,675,940	0	0	13,675,940

United States	1,645,400	0	0	1,645,400

Short-term investments

Investment companies	1,325,980	0	0	1,325,980

	82,899,012	0	0	82,899,012

Forward foreign currency contracts	0	39	0	39

Total assets	$82,899,012	$39	$0	$82,899,051

Liabilities

Forward foreign currency contracts	$0	$25,747	$0	$25,747

Total liabilities	$0	$25,747	$0	$25,747

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

At June 30, 2019, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the

18  |  Wells Fargo VT International Equity Fund

Notes to financial statements (unaudited)

Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $500 million	0.800%

Next $500 million	0.750

Next $1 billion	0.700

Next $2 billion	0.675

Next $1 billion	0.650

Next $5 billion	0.640

Over $10 billion	0.630

For the six months ended June 30, 2019, the management fee was equivalent to an annual rate of 0.80% of the Fund’s average daily net assets.

Funds Management has retained the services of subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives a class administration fee of 0.08% which is calculated based on the average daily net assets of each class.

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through April 30, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.69% for Class 1 shares and 0.94% for Class 2 shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of the average daily net assets of Class 2 shares.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2019 were $21,087,253 and $20,965,583, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended June 30, 2019, the Fund entered into forward foreign currency contracts for economic hedging purposes. The Fund had average contract amounts of $1,105,716 and $9,611,878 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended June 30, 2019.

Wells Fargo VT International Equity Fund  |  19

Notes to financial statements (unaudited)

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:

Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets

Morgan Stanley	$39	$0	$0	$39

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities

Goldman Sachs	$25,747	$0	$0	$25,747

7. BANK BORROWINGS

The Trust, Wells Fargo Master Trust and Wells Fargo Funds Trust (excluding the money market funds) are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended June 30, 2019, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

20  |  Wells Fargo VT International Equity Fund

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800- 260-5969, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, which is available by visiting the SEC website at sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Wells Fargo VT International Equity Fund  |  21

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

22  |  Wells Fargo VT International Equity Fund

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo VT International Equity Fund  |  23

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Alexander Kymn (Born 1973)	Secretary and Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 87 funds and Assistant Treasurer of 65 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-260-5969 or by visiting the website at wfam.com.

24  |  Wells Fargo VT International Equity Fund

Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo VT International Equity Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Variable Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 21-22, 2019 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo VT International Equity Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2019, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2019. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, a summary of investments made in the business of WFAM, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Wells Fargo VT International Equity Fund  |  25

Other information (unaudited)

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2018. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund was higher than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was lower than its benchmark index, the MSCI ACWI ex USA Index (Net), for the one-, three- and ten-year periods under review, but higher than its benchmark for the five-year period under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of these average rates for the Fund’s expense Groups for each share class.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

26  |  Wells Fargo VT International Equity Fund

Other information (unaudited)

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund. Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Board concluded that Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

Wells Fargo VT International Equity Fund  |  27

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

404834 08-19

SVT3/SAR140 06-19

Semi-Annual Report

June 30, 2019

Wells Fargo

VT Omega Growth Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo VT Omega Growth Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“Investors entered 2019 with reasons to be concerned. ”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo VT Omega Growth Fund for the six-month period that ended June 30, 2019. While early 2019 saw stocks and bonds gain with renewed business and investor confidence, volatility returned late in the period as global growth slowed and geopolitical concerns persisted.

For the period, U.S. stocks, based on the S&P 500 Index,1 gained 18.54% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 13.60%. Based on the MSCI EM Index (Net),3 emerging market stocks gained 10.58%. Bond investors saw the Bloomberg Barclays U.S. Aggregate Bond Index4 add 6.11% while the Bloomberg Barclays Global Aggregate ex-USD Index5 rose 4.99%. The Bloomberg Barclays Municipal Bond Index6 added 5.09%, and the ICE BofAML U.S. High Yield Index7 was up 10.16%.

The market climbs a wall of worry.

Investors entered 2019 with reasons to be concerned. Investment returns appeared to reaffirm the adage that markets climb a wall of worry. The S&P 500 Index gained 8.01% for the month of January, the best monthly performance in 30 years. Returns for the MSCI ACWI ex USA Index (Net), the Bloomberg Barclays U.S. Aggregate Bond Index, and the Bloomberg Barclays Global Aggregate ex-USD Index also were positive. The U.S. Federal Reserve (Fed) indicated that it would pause its program of regular rate increases during 2019 as inflation remained low.

In February 2019, concerns over slowing global growth persisted. The Bureau of Economic Analysis announced fourth-quarter 2018 gross domestic product (GDP) grew at an annualized 2.2% rate, down from the levels of the prior two quarters. In a February report, the Bank of England forecast the slowest growth since the financial crisis for 2019. China and the U.S. continued to wrangle over trade issues.

By the end of March 2019, the combination of dovish Fed sentiment and steady, if not spectacular, economic and business metrics reinforced investors’ confidence. Monthly job creation data and corporate profits, while less consistent than during 2018, were solid. China announced a roughly $300 billion stimulus package through tax and fee cuts intended to reinvigorate economic growth.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo VT Omega Growth Fund

Letter to shareholders (unaudited)

Signals were mixed during the second quarter of 2019.

During April, investors drew confidence from favorable economic projections, sustained low inflation, and solid employment data. First-quarter GDP showed the economy grew at an annualized rate of 3.2% on improvement in business investment and exports. Favorable sentiment extended to foreign markets as the MSCI ACWI ex USA Index (Net) gained 2.64% and the MSCI EM Index (Net) added 2.11% for the month.

During May, investing signals were mixed. In the U.S., partisan wrangling ramped up as Democrats and Republicans set their sights on 2020 presidential politics. The U.K.’s Brexit caused Prime Minister Theresa May to resign. The European Commission downgraded the 2019 growth forecast to 1.2%. The U.S. increased tariffs on products from China, China responded, and then talks broke down. President Donald Trump threatened to turn his foreign policy tariff tool to Mexico over immigration issues. Markets tumbled.

As had been the case during most of 2019 to date, just as the investment horizon appeared to darken, sentiment turned and markets gained. The gains, primarily driven by geopolitical and monetary policy events, drove equity markets to new highs. President Trump dropped his threats of new tariffs on Mexico after talks and further tariffs on China after meeting with China’s President Xi Jinping at the G-20 summit. President Mario Draghi of the European Central Bank said that if the outlook doesn’t improve, the bank will cut rates or buy more assets to prop up inflation. In the U.S., the Fed said growth shifted from “solid” to “moderate” and indicated a willingness to cut rates.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“During May, investing signals were mixed.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-260-5969.

Wells Fargo VT Omega Growth Fund  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael T. Smith, CFA®‡

Christopher J. Warner, CFA®‡

Average annual total returns (%) as of June 30, 2019

					Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	Gross	Net[2]

Class 1[3]	3-6-1997	15.75	12.65	16.26	0.81	0.75

Class 2[3]	7-31-2002	15.47	12.37	15.97	1.06	1.00

Russell 3000® Growth Index[4]	–	10.60	13.02	16.13	–	–

Figures quoted represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-260-5969. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If these charges had been reflected, performance would have been lower.

Shares are sold without a front-end sales charge or contingent deferred sales charge.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The Fund is exposed to smaller company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

Please see footnotes on page 5.

4  |  Wells Fargo VT Omega Growth Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of June 30, 2019[5]

Microsoft Corporation	7.87

Amazon.com Incorporated	6.19

Visa Incorporated Class A	4.67

Alphabet Incorporated Class A	3.60

UnitedHealth Group Incorporated	3.36

Waste Connections Incorporated	2.58

Union Pacific Corporation	2.21

Motorola Solutions Incorporated	2.15

PayPal Holdings Incorporated	2.12

Boston Scientific Corporation	2.03

Sector distribution as of June 30, 2019[6]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through April 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after few waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]	Historical performance shown prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen VA Omega Fund.

[4]

The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.

[5]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

Wells Fargo VT Omega Growth Fund  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2019 to June 30, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning account value 1-1-2019	Ending account value 6-30-2019	Expenses paid during the period¹	Annualized net expense ratio

Class 1

Actual	$1,000.00	$1,280.17	$4.24	0.75%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76	0.75%

Class 2

Actual	$1,000.00	$1,278.64	$5.65	1.00%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01	1.00%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

6  |  Wells Fargo VT Omega Growth Fund

Portfolio of investments—June 30, 2019 (unaudited)

	Shares	Value
Common Stocks: 99.73%

Communication Services: 11.83%

Entertainment: 4.41%

Netflix Incorporated †	4,300	$1,579,476

Nintendo Company Limited ADR	26,800	1,226,636

Take-Two Interactive Software Incorporated †	10,600	1,203,418

		4,009,530

Interactive Media & Services: 7.42%

Alphabet Incorporated Class A †	3,020	3,270,056

Alphabet Incorporated Class C †	889	960,929

IAC Corporation †	6,400	1,392,192

Tencent Holdings Limited ADR	24,600	1,113,396

		6,736,573

Consumer Discretionary: 18.48%

Auto Components: 1.43%

Aptiv plc	16,100	1,301,363

Automobiles: 1.14%

Ferrari NV	6,400	1,033,088

Diversified Consumer Services: 2.38%

Adtalem Global Education Incorporated †	20,300	914,515

Bright Horizons Family Solutions Incorporated †	8,300	1,252,221

		2,166,736

Hotels, Restaurants & Leisure: 4.35%

Chipotle Mexican Grill Incorporated †	1,800	1,319,184

Domino’s Pizza Incorporated	4,900	1,363,572

Vail Resorts Incorporated	5,700	1,272,126

		3,954,882

Internet & Direct Marketing Retail: 7.67%

Amazon.com Incorporated †	2,970	5,624,081

MercadoLibre Incorporated †	2,200	1,345,894

		6,969,975

Specialty Retail: 1.51%

The Home Depot Incorporated	6,600	1,372,602

Financials: 3.99%

Capital Markets: 2.93%

Intercontinental Exchange Incorporated	18,100	1,555,514

Raymond James Financial Incorporated	13,106	1,108,112

		2,663,626

Consumer Finance: 1.06%

SLM Corporation	99,100	963,252

Wells Fargo VT Omega Growth Fund  |  7

Portfolio of investments—June 30, 2019 (unaudited)

	Shares	Value
Health Care: 15.61%

Biotechnology: 1.42%

Exact Sciences Corporation	8,600	$1,015,144

Sarepta Therapeutics Incorporated †	1,800	273,510

		1,288,654

Health Care Equipment & Supplies: 7.56%

Align Technology Incorporated †	3,600	985,320

Boston Scientific Corporation †	43,000	1,848,140

DexCom Incorporated †	6,700	1,003,928

Edwards Lifesciences Corporation †	6,000	1,108,440

Intuitive Surgical Incorporated	1,950	1,022,873

Medtronic plc	9,300	905,727

		6,874,428

Health Care Providers & Services: 3.98%

UnitedHealth Group Incorporated	12,500	3,050,125

WellCare Health Plans Incorporated †	2,000	570,140

		3,620,265

Life Sciences Tools & Services: 1.46%

Illumina Incorporated †	3,600	1,325,340

Pharmaceuticals: 1.19%

Elanco Animal Health Incorporated †	31,998	1,081,532

Eli Lilly & Company	1	111

		1,081,643

Industrials: 9.69%

Aerospace & Defense: 1.36%

Teledyne Technologies Incorporated †	4,500	1,232,415

Commercial Services & Supplies: 3.94%

Cintas Corporation	5,200	1,233,908

Waste Connections Incorporated	24,546	2,346,107

		3,580,015

Electrical Equipment: 1.24%

Rockwell Automation Incorporated	6,900	1,130,427

Road & Rail: 2.21%

Union Pacific Corporation	11,900	2,012,409

Trading Companies & Distributors: 0.94%

Univar Incorporated †	38,612	851,008

Information Technology: 35.36%

Communications Equipment: 2.15%

Motorola Solutions Incorporated	11,700	1,950,741

Electronic Equipment, Instruments & Components: 1.91%

Littelfuse Incorporated	3,400	601,494

Zebra Technologies Corporation Class A †	5,400	1,131,246

		1,732,740

8  |  Wells Fargo VT Omega Growth Fund

Portfolio of investments—June 30, 2019 (unaudited)

		Shares	Value
IT Services: 18.31%

Black Knight Incorporated †		26,200	$1,575,930

EPAM Systems Incorporated		8,215	1,422,017

Euronet Worldwide Incorporated †		8,500	1,430,040

First Data Corporation Class A †		52,900	1,432,003

PayPal Holdings Incorporated †		16,800	1,922,928

Shopify Incorporated Class A †		3,700	1,110,555

Square Incorporated Class A		8,000	580,240

Total System Services Incorporated		11,600	1,487,932

Visa Incorporated Class A		24,444	4,242,256

WEX Incorporated †		6,912	1,438,387

			16,642,288

Software: 12.99%

Autodesk Incorporated †		6,500	1,058,850

DocuSign Incorporated †		14,000	695,940

Microsoft Corporation		53,400	7,153,464

Salesforce.com Incorporated †		8,900	1,350,397

ServiceNow Incorporated †		5,650	1,551,321

			11,809,972

Materials: 4.13%

Chemicals: 2.75%

Ingevity Corporation †		9,400	988,598

The Sherwin-Williams Company		3,300	1,512,357

			2,500,955

Construction Materials: 1.38%

Vulcan Materials Company		9,100	1,249,521

Real Estate: 0.64%

Equity REITs: 0.64%

SBA Communications Corporation †		2,600	584,584

Total Common Stocks (Cost $52,712,686)			90,639,032

	Yield
Short-Term Investments: 0.45%

Investment Companies: 0.45%

Wells Fargo Government Money Market Fund Select Class (l)(u)	2.33%	408,090	408,090

Total Short-Term Investments (Cost $408,090)			408,090

Total investments in securities (Cost $53,120,776)	100.18%	91,047,122

Other assets and liabilities, net	(0.18)	(160,935)

Total net assets	100.00%	$90,886,187

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

REIT	Real estate investment trust

Wells Fargo VT Omega Growth Fund  |  9

Portfolio of investments—June 30, 2019 (unaudited)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC *	1,407,101	7,049,045	8,456,146	0	$115	$0	$8,324	#	$0
Wells Fargo Government Money Market Fund Select Class	535,572	11,047,617	11,175,099	408,090	0	0	9,180		408,090

					$115	$0	$17,504		$408,090	0.45%

*	No longer held at the end of the period

#	Amount shown represents income before fees and rebates.

10  |  Wells Fargo VT Omega Growth Fund

Statement of assets and liabilities—June 30, 2019 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $52,712,686)	$90,639,032
Investments in affiliated securities, at value (cost $408,090)	408,090
Receivable for investments sold	826,559
Receivable for Fund shares sold	9,988
Receivable for dividends	26,606
Prepaid expenses and other assets	1,298

Total assets	91,911,573

Liabilities
Payable for investments purchased	847,880
Payable for Fund shares redeemed	84,296
Management fee payable	40,080
Distribution fee payable	9,945
Administration fees payable	5,906
Trustees’ fees and expenses payable	3,539
Accrued expenses and other liabilities	33,740

Total liabilities	1,025,386

Total net assets	$90,886,187

Net assets consist of
Paid-in capital	$38,868,498
Total distributable earnings	52,017,689

Total net assets	$90,886,187

Computation of net asset value per share
Net assets – Class 1	$39,154,028
Shares outstanding – Class 1[1]	1,164,167
Net asset value per share – Class 1	$33.63
Net assets – Class 2	$51,732,159
Shares outstanding – Class 2[1]	1,603,669
Net asset value per share – Class 2	$32.26

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Wells Fargo VT Omega Growth Fund  |  11

Statement of operations—six months ended June 30, 2019 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $3,716)	$274,377
Income from affiliated securities	19,255

Total investment income	293,632

Expenses
Management fee	264,040
Administration fees
Class 1	14,650
Class 2	20,555
Distribution fee
Class 2	63,393
Custody and accounting fees	5,132
Professional fees	23,105
Shareholder report expenses	17,467
Trustees’ fees and expenses	10,849
Other fees and expenses	3,261

Total expenses	422,452
Less: Fee waivers and/or expense reimbursements	(28,167)

Net expenses	394,285

Net investment loss	(100,653)

Realized and unrealized gains (losses) on investments
Net realized gains on:
Unaffiliated securities	3,412,428
Affiliated securities	115

Net realized gains on investments	3,412,543
Net change in unrealized gains (losses) on investments	18,303,232

Net realized and unrealized gains (losses) on investments	21,715,775

Net increase in net assets resulting from operations	$21,615,122

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo VT Omega Growth Fund

Statement of changes in net assets

	Six months ended June 30, 2019 (unaudited)		Year ended December 31, 2018

Operations
Net investment loss		$(100,653)		$(237,527)
Net realized gains on investments		3,412,543		11,146,188
Net change in unrealized gains (losses) on investments		18,303,232		(9,518,553)

Net increase in net assets resulting from operations		21,615,122		1,390,108

Distributions to shareholders from net investment income and net realized gains
Class 1		0		(3,962,536)
Class 2		0		(5,801,475)

Total distributions to shareholders		0		(9,764,011)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	30,100	931,216	74,692	2,307,442
Class 2	68,021	2,029,434	189,773	5,507,051

		2,960,650		7,814,493

Reinvestment of distributions
Class 1	0	0	130,820	3,962,536
Class 2	0	0	199,226	5,801,475

		0		9,764,011

Payment for shares redeemed
Class 1	(123,774)	(3,765,094)	(282,285)	(8,571,767)
Class 2	(386,863)	(11,467,260)	(413,436)	(12,110,737)

		(15,232,354)		(20,682,504)

Net decrease in net assets resulting from capital share transactions		(12,271,704)		(3,104,000)

Total increase (decrease) in net assets		9,343,418		(11,477,903)

Net assets
Beginning of period		81,542,769		93,020,672

End of period		$90,886,187		$81,542,769

The accompanying notes are an integral part of these financial statements.

Wells Fargo VT Omega Growth Fund  |  13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2019 (unaudited)	Year ended December 31
CLASS 1		2018	2017	2016	2015	2014
Net asset value, beginning of period	$26.27	$28.99	$22.20	$23.30	$27.57	$32.78
Net investment income (loss)	(0.01)[1]	(0.03)[1]	(0.02)[1]	0.10	(0.03)	(0.03)
Net realized and unrealized gains (losses) on investments	7.37	0.62	7.68	0.05	0.52	1.22

Total from investment operations	7.36	0.59	7.66	0.15	0.49	1.19
Distributions to shareholders from
Net investment income	0.00	0.00	(0.06)	0.00	0.00	0.00
Net realized gains	0.00	(3.31)	(0.81)	(1.25)	(4.76)	(6.40)

Total distributions to shareholders	0.00	(3.31)	(0.87)	(1.25)	(4.76)	(6.40)
Net asset value, end of period	$33.63	$26.27	$28.99	$22.20	$23.30	$27.57
Total return[2]	28.02%	0.52%	34.95%	0.77%	1.62%	4.09%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.81%	0.82%	0.82%	0.79%	0.75%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss)	(0.08)%	(0.10)%	(0.07)%	0.26%	(0.11)%	(0.10)%
Supplemental data
Portfolio turnover rate	15%	46%	67%	90%	101%	88%
Net assets, end of period (000s omitted)	$39,154	$33,043	$38,687	$33,373	$40,362	$47,210

[1]	Calculated based upon average shares outstanding

[2]

Returns for periods of less than one year are not annualized. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo VT Omega Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2019 (unaudited)	Year ended December 31
CLASS 2		2018	2017	2016	2015	2014
Net asset value, beginning of period	$25.23	$27.91	$21.38	$22.54	$26.89	$32.19
Net investment income (loss)	(0.11)	(0.11)	(0.08)	0.00 [1,2]	(0.09)	(0.10)
Net realized and unrealized gains (losses) on investments	7.14	0.61	7.39	0.09	0.50	1.20

Total from investment operations	7.03	0.50	7.31	0.09	0.41	1.10
Distributions to shareholders from
Net investment income	0.00	0.00	(0.00)[2]	0.00	0.00	0.00
Net realized gains	0.00	(3.18)	(0.78)	(1.25)	(4.76)	(6.40)

Total distributions to shareholders	0.00	(3.18)	(0.78)	(1.25)	(4.76)	(6.40)
Net asset value, end of period	$32.26	$25.23	$27.91	$21.38	$22.54	$26.89
Total return[3]	27.86%	0.28%	34.60%	0.52%	1.34%	3.86%
Ratios to average net assets (annualized)
Gross expenses	1.07%	1.06%	1.07%	1.07%	1.04%	1.00%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(0.33)%	(0.35)%	(0.31)%	0.01%	(0.36)%	(0.35)%
Supplemental data
Portfolio turnover rate	15%	46%	67%	90%	101%	88%
Net assets, end of period (000s omitted)	$51,732	$48,500	$54,334	$42,684	$49,963	$59,035

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]

Returns for periods of less than one year are not annualized. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.

Wells Fargo VT Omega Growth Fund  |  15

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo VT Omega Growth Fund (the “Fund”) which is a diversified series of the Trust. The Trust offers shares of the Fund to separate accounts of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance policies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

16  |  Wells Fargo VT Omega Growth Fund

Notes to financial statements (unaudited)

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of June 30, 2019, the aggregate cost of all investments for federal income tax purposes was $53,118,186 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$38,331,786

Gross unrealized losses	(402,850)

Net unrealized gains	$37,928,936

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Wells Fargo VT Omega Growth Fund  |  17

Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$10,746,103	$0	$0	$10,746,103

Consumer discretionary	16,798,646	0	0	16,798,646

Financials	3,626,878	0	0	3,626,878

Health care	14,190,330	0	0	14,190,330

Industrials	8,806,274	0	0	8,806,274

Information technology	32,135,741	0	0	32,135,741

Materials	3,750,476	0	0	3,750,476

Real estate	584,584	0	0	584,584

Short-term investments

Investment companies	408,090	0	0	408,090

Total assets	$91,047,122	$0	$0	$91,047,122

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At June 30, 2019, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $500 million	0.600%

Next $500 million	0.550

Next $1 billion	0.500

Next $2 billion	0.475

Next $1 billion	0.450

Next $5 billion	0.440

Over $10 billion	0.430

For the six months ended June 30, 2019, the management fee was equivalent to an annual rate of 0.60% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee of 0.08% which is calculated based on the average daily net assets of each class.

18  |  Wells Fargo VT Omega Growth Fund

Notes to financial statements (unaudited)

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through April 30, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.75% for Class 1 shares and 1.00% for Class 2 shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of the average daily net assets of Class 2 shares.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2019 were $13,371,228 and $25,059,067, respectively.

6. BANK BORROWINGS

The Trust, Wells Fargo Master Trust and Wells Fargo Funds Trust (excluding the money market funds) are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended June 30, 2019, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risk results from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

Wells Fargo VT Omega Growth Fund  |  19

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800- 260-5969, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, which is available by visiting the SEC website at sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

20  |  Wells Fargo VT Omega Growth Fund

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

Wells Fargo VT Omega Growth Fund  |  21

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

22  |  Wells Fargo VT Omega Growth Fund

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Alexander Kymn (Born 1973)	Secretary and Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 87 funds and Assistant Treasurer of 65 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-260-5969 or by visiting the website at wfam.com.

Wells Fargo VT Omega Growth Fund  |  23

Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo VT Omega Growth Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Variable Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 21-22, 2019 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo VT Omega Growth Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2019, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2019. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, a summary of investments made in the business of WFAM, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

24  |  Wells Fargo VT Omega Growth Fund

Other information (unaudited)

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2018. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund was higher than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was lower than its benchmark index, the Russell 3000® Growth Index, for the five- and ten-year periods under review, but higher than or in range of its benchmark for the one- and three-year periods under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance. The Board also took note of the Fund’s outperformance relative to the Universe for all periods under review and the benchmark over the shorter time periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were equal to or lower than the median net operating expense ratios of the expense Groups for each share class.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of these average rates for the Fund’s expense Groups for each share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Wells Fargo VT Omega Growth Fund  |  25

Other information (unaudited)

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund. Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Board concluded that Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

26  |  Wells Fargo VT Omega Growth Fund

This page is intentionally left blank.

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

404835 08-19

SVT5/SAR142 06-19

Semi-Annual Report

June 30, 2019

Wells Fargo VT Opportunity Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo VT Opportunity Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“Investors entered 2019 with reasons to be concerned. ”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo VT Opportunity Fund for the six-month period that ended June 30, 2019. While early 2019 saw stocks and bonds gain with renewed business and investor confidence, volatility returned late in the period as global growth slowed and geopolitical concerns persisted.

For the period, U.S. stocks, based on the S&P 500 Index,1 gained 18.54% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 13.60%. Based on the MSCI EM Index (Net),3 emerging market stocks gained 10.58%. Bond investors saw the Bloomberg Barclays U.S. Aggregate Bond Index4 add 6.11% while the Bloomberg Barclays Global Aggregate ex-USD Index5 rose 4.99%. The Bloomberg Barclays Municipal Bond Index6 added 5.09%, and the ICE BofAML U.S. High Yield Index7 was up 10.16%.

The market climbs a wall of worry.

Investors entered 2019 with reasons to be concerned. Investment returns appeared to reaffirm the adage that markets climb a wall of worry. The S&P 500 Index gained 8.01% for the month of January, the best monthly performance in 30 years. Returns for the MSCI ACWI ex USA Index (Net), the Bloomberg Barclays U.S. Aggregate Bond Index, and the Bloomberg Barclays Global Aggregate ex-USD Index also were positive. The U.S. Federal Reserve (Fed) indicated that it would pause its program of regular rate increases during 2019 as inflation remained low.

In February 2019, concerns over slowing global growth persisted. The Bureau of Economic Analysis announced fourth-quarter 2018 gross domestic product (GDP) grew at an annualized 2.2% rate, down from the levels of the prior two quarters. In a February report, the Bank of England forecast the slowest growth since the financial crisis for 2019. China and the U.S. continued to wrangle over trade issues.

By the end of March 2019, the combination of dovish Fed sentiment and steady, if not spectacular, economic and business metrics reinforced investors’ confidence. Monthly job creation data and corporate profits, while less consistent than during 2018, were solid. China announced a roughly $300 billion stimulus package through tax and fee cuts intended to reinvigorate economic growth.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

2  |   Wells Fargo VT Opportunity Fund

Letter to shareholders (unaudited)

Signals were mixed during the second quarter of 2019.

During April, investors drew confidence from favorable economic projections, sustained low inflation, and solid employment data. First-quarter GDP showed the economy grew at an annualized rate of 3.2% on improvement in business investment and exports. Favorable sentiment extended to foreign markets as the MSCI ACWI ex USA Index (Net) gained 2.64% and the MSCI EM Index (Net) added 2.11% for the month.

During May, investing signals were mixed. In the U.S., partisan wrangling ramped up as Democrats and Republicans set their sights on 2020 presidential politics. The U.K.’s Brexit caused Prime Minister Theresa May to resign. The European Commission downgraded the 2019 growth forecast to 1.2%. The U.S. increased tariffs on products from China, China responded, and then talks broke down. President Donald Trump threatened to turn his foreign policy tariff tool to Mexico over immigration issues. Markets tumbled.

As had been the case during most of 2019 to date, just as the investment horizon appeared to darken, sentiment turned and markets gained. The gains, primarily driven by geopolitical and monetary policy events, drove equity markets to new highs. President Trump dropped his threats of new tariffs on Mexico after talks and further tariffs on China after meeting with China’s President Xi Jinping at the G-20 summit. President Mario Draghi of the European Central Bank said that if the outlook doesn’t improve, the bank will cut rates or buy more assets to prop up inflation. In the U.S., the Fed said growth shifted from “solid” to “moderate” and indicated a willingness to cut rates.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“During May, investing signals were mixed.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-260-5969.

Wells Fargo VT Opportunity Fund  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Ann M. Miletti

Christopher J. Miller, CFA®‡

Average annual total returns (%) as of June 30, 2019

					Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	Gross	Net[2]

Class 1[3]	8-26-2011	8.43	8.58	13.65	0.84	0.75

Class 2	5-8-1992	8.16	8.31	13.43	1.09	1.00

Russell 3000® Index[4]	–	8.98	10.19	14.67	–	–

Figures quoted represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-260-5969. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If these charges had been reflected, performance would have been lower.

Shares are sold without a front-end sales charge or contingent deferred sales charge.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

Please see footnotes on page 5.

4  |  Wells Fargo VT Opportunity Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of June 30, 2019[5]

Alphabet Incorporated Class C	3.61

Salesforce.com Incorporated	3.08

MasterCard Incorporated Class A	2.94

Airbus SE	2.81

LivaNova plc	2.46

Novartis AG ADR	2.44

Texas Instruments Incorporated	2.38

E*TRADE Financial Corporation	2.35

Facebook Incorporated Class A	2.34

Amazon.com Incorporated	2.28

Sector distribution as of June 30, 2019[6]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through April 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for Class 1 shares prior to their inception reflects the performance of Class 2 shares, and includes the higher expenses applicable to Class 2 shares. If these expenses had not been included, returns for Class 1 shares would be higher.

[4]

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[5]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

Wells Fargo VT Opportunity Fund  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2019 to June 30, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning account value 1-1-2019	Ending account value 6-30-2019	Expenses paid during the period¹	Annualized net expense ratio

Class 1

Actual	$1,000.00	$1,200.35	$4.09	0.75%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76	0.75%

Class 2

Actual	$1,000.00	$1,198.69	$5.45	1.00%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01	1.00%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

6  |  Wells Fargo VT Opportunity Fund

Portfolio of investments—June 30, 2019 (unaudited)

	Shares	Value
Common Stocks: 99.13%

Communication Services: 7.81%

Interactive Media & Services: 5.95%

Alphabet Incorporated Class C †	6,124	$6,619,493

Facebook Incorporated Class A †	22,237	4,291,741

		10,911,234

Media: 1.86%

Comcast Corporation Class A	80,914	3,421,044

Consumer Discretionary: 8.05%

Automobiles: 2.27%

General Motors Company	108,213	4,169,447

Hotels, Restaurants & Leisure: 2.00%

Starbucks Corporation	43,626	3,657,168

Internet & Direct Marketing Retail: 2.28%

Amazon.com Incorporated †	2,207	4,179,241

Multiline Retail: 1.50%

Dollar General Corporation	20,381	2,754,696

Consumer Staples: 2.29%

Beverages: 1.27%

Molson Coors Brewing Company Class B	41,546	2,326,576

Household Products: 1.02%

Church & Dwight Company Incorporated	25,592	1,869,752

Energy: 5.82%

Oil, Gas & Consumable Fuels: 5.82%

BP plc	86,932	3,625,064

Concho Resources Incorporated	16,621	1,714,955

EOG Resources Incorporated	35,130	3,272,711

Noble Energy Incorporated	91,800	2,056,320

		10,669,050

Financials: 17.04%

Banks: 5.41%

Pinnacle Financial Partners Incorporated	50,618	2,909,523

PNC Financial Services Group Incorporated	28,751	3,946,937

Webster Financial Corporation	64,147	3,064,302

		9,920,762

Capital Markets: 6.46%

E*TRADE Financial Corporation	96,533	4,305,372

Intercontinental Exchange Incorporated	47,260	4,061,524

S&P Global Incorporated	15,292	3,483,365

		11,850,261

Wells Fargo VT Opportunity Fund  |  7

Portfolio of investments—June 30, 2019 (unaudited)

	Shares	Value
Insurance: 5.17%

Chubb Limited	24,809	$3,654,118

Marsh & McLennan Companies Incorporated	30,751	3,067,412

Willis Towers Watson plc	14,430	2,763,922

		9,485,452

Health Care: 16.01%

Biotechnology: 0.79%

Alexion Pharmaceuticals Incorporated †	11,067	1,449,556

Health Care Equipment & Supplies: 5.52%

LivaNova plc †	62,610	4,505,416

Medtronic plc	35,961	3,502,242

Zimmer Biomet Holdings Incorporated	17,982	2,117,201

		10,124,859

Health Care Providers & Services: 1.11%

Cigna Corporation	12,867	2,027,196

Life Sciences Tools & Services: 5.40%

Agilent Technologies Incorporated	35,010	2,614,197

Bio-Rad Laboratories Incorporated Class A †	12,185	3,808,909

Thermo Fisher Scientific Incorporated	11,871	3,486,275

		9,909,381

Pharmaceuticals: 3.19%

Mylan NV †	72,065	1,372,112

Novartis AG ADR	49,006	4,474,738

		5,846,850

Industrials: 13.07%

Aerospace & Defense: 4.50%

Airbus SE	36,286	5,144,399

Safran SA	21,180	3,103,195

		8,247,594

Airlines: 1.95%

Alaska Air Group Incorporated	24,482	1,564,645

Delta Air Lines Incorporated	35,534	2,016,555

		3,581,200

Building Products: 1.74%

Fortune Brands Home & Security Incorporated	56,061	3,202,765

Commercial Services & Supplies: 1.46%

Republic Services Incorporated	30,840	2,671,978

Machinery: 3.42%

Gardner Denver Holdings Incorporated †	70,481	2,438,643

ITT Incorporated	40,770	2,669,620

SPX Corporation †	35,316	1,166,134

		6,274,397

8  |  Wells Fargo VT Opportunity Fund

Portfolio of investments—June 30, 2019 (unaudited)

		Shares	Value
Information Technology: 20.22%

Electronic Equipment, Instruments & Components: 1.73%

Amphenol Corporation Class A		33,114	$3,176,957

IT Services: 4.67%

Fidelity National Information Services Incorporated		25,815	3,166,984

MasterCard Incorporated Class A		20,373	5,389,270

			8,556,254

Semiconductors & Semiconductor Equipment: 4.02%

Marvell Technology Group Limited		126,753	3,025,594

Texas Instruments Incorporated		37,963	4,356,634

			7,382,228

Software: 7.69%

Oracle Corporation		70,962	4,042,705

Proofpoint Incorporated †		18,765	2,256,491

RealPage Incorporated †		36,823	2,167,034

Salesforce.com Incorporated †		37,193	5,643,294

			14,109,524

Technology Hardware, Storage & Peripherals: 2.11%

Apple Incorporated		19,514	3,862,211

Materials: 3.79%

Chemicals: 1.30%

The Sherwin-Williams Company		5,192	2,379,442

Metals & Mining: 2.49%

Royal Gold Incorporated		24,712	2,532,733

Steel Dynamics Incorporated		67,363	2,034,363

			4,567,096

Real Estate: 5.03%

Equity REITs: 5.03%

American Tower Corporation		12,368	2,528,638

Equinix Incorporated		7,820	3,943,548

VICI Properties Incorporated		124,477	2,743,473

			9,215,659

Total Common Stocks (Cost $136,942,193)			181,799,830

	Yield
Short-Term Investments: 0.86%

Investment Companies: 0.86%

Wells Fargo Government Money Market Fund Select Class (l)(u)	2.33%	1,579,161	1,579,161

Total Short-Term Investments (Cost $1,579,161)			1,579,161

Total investments in securities (Cost $138,521,354)	99.99%	$183,378,991

Other assets and liabilities, net	0.01	15,464

Total net assets	100.00%	$183,394,455

Wells Fargo VT Opportunity Fund  |  9

Portfolio of investments—June 30, 2019 (unaudited)

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC*	0	5,769,473	5,769,473	0	$0	$0	$1,072	#	$0
Wells Fargo Government Money Market Fund Select Class	2,621,241	18,447,807	19,489,887	1,579,161	0	0	45,849		1,579,161

					$0	$0	$46,921		$1,579,161	0.86%

*	No longer held at the end of the period.

#	Amount shown represents income before fees and rebates.

10  |  Wells Fargo VT Opportunity Fund

Statement of assets and liabilities—June 30, 2019 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $136,942,193)	$181,799,830
Investments in affiliated securities, at value (cost $1,579,161)	1,579,161
Receivable for investments sold	38,881
Receivable for Fund shares sold	8,681
Receivable for dividends	250,732
Prepaid expenses and other assets	2,066

Total assets	183,679,351

Liabilities
Payable for Fund shares redeemed	95,863
Management fee payable	88,869
Distribution fee payable	30,981
Payable for investments purchased	27,100
Professional fees payable	23,809
Administration fees payable	11,854
Trustees’ fees and expenses payable	3,331
Accrued expenses and other liabilities	3,089

Total liabilities	284,896

Total net assets	$183,394,455

Net assets consist of
Paid-in capital	$111,615,984
Total distributable earnings	71,778,471

Total net assets	$183,394,455

Computation of net asset value per share
Net assets – Class 1	$29,904,388
Shares outstanding – Class 1[1]	1,094,719
Net asset value per share – Class 1	$27.32
Net assets – Class 2	$153,490,067
Shares outstanding – Class 2[1]	5,604,432
Net asset value per share – Class 2	$27.39

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Wells Fargo VT Opportunity Fund  |  11

Statement of operations—six months ended June 30, 2019 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $36,852)	$1,263,540
Income from affiliated securities	45,987

Total investment income	1,309,527

Expenses
Management fee	617,298
Administration fees
Class 1	11,685
Class 2	58,863
Distribution fee
Class 2	183,920
Custody and accounting fees	4,055
Professional fees	24,651
Shareholder report expenses	18,740
Trustees’ fees and expenses	10,849
Other fees and expenses	4,137

Total expenses	934,198
Less: Fee waivers and/or expense reimbursements	(88,862)

Net expenses	845,336

Net investment income	464,191

Realized and unrealized gains (losses) on investments
Net realized gains on investments	5,677,852
Net change in unrealized gains (losses) on investments	25,583,668

Net realized and unrealized gains (losses) on investments	31,261,520

Net increase in net assets resulting from operations	$31,725,711

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo VT Opportunity Fund

Statement of changes in net assets

	Six months ended June 30, 2019 (unaudited)		Year ended December 31, 2018

Operations
Net investment income		$464,191		$591,419
Net realized gains on investments		5,677,852		21,042,285
Net change in unrealized gains (losses) on investments		25,583,668		(33,356,075)

Net increase (decrease) in net assets resulting from operations		31,725,711		(11,722,371)

Distributions to shareholders from net investment income and net realized gains
Class 1		0		(3,183,122)
Class 2		0		(15,162,715)

Total distributions to shareholders		0		(18,345,837)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	11,394	272,881	16,978	449,959
Class 2	79,400	2,057,179	93,938	2,507,781

		2,330,060		2,957,740

Reinvestment of distributions
Class 1	0	0	122,902	3,183,122
Class 2	0	0	582,519	15,162,715

		0		18,345,837

Payment for shares redeemed
Class 1	(110,166)	(2,850,293)	(197,598)	(5,238,064)
Class 2	(382,545)	(9,947,668)	(885,281)	(23,695,490)

		(12,797,961)		(28,933,554)

Net decrease in net assets resulting from capital share transactions		(10,467,901)		(7,629,977)

Total increase (decrease) in net assets		21,257,810		(37,698,185)

Net assets
Beginning of period		162,136,645		199,834,830

End of period		$183,394,455		$162,136,645

The accompanying notes are an integral part of these financial statements.

Wells Fargo VT Opportunity Fund  |  13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2019 (unaudited)	Year ended December 31
CLASS 1		2018	2017	2016	2015	2014
Net asset value, beginning of period	$22.76	$27.05	$24.60	$25.00	$28.82	$26.11
Net investment income	0.10	0.15	0.13	0.22	0.57	0.10
Net realized and unrealized gains (losses) on investments	4.46	(1.69)	4.77	2.59	(1.28)	2.69

Total from investment operations	4.56	(1.54)	4.90	2.81	(0.71)	2.79
Distributions to shareholders from
Net investment income	0.00	(0.12)	(0.25)	(0.60)	(0.12)	(0.08)
Net realized gains	0.00	(2.63)	(2.20)	(2.61)	(2.99)	0.00

Total distributions to shareholders	0.00	(2.75)	(2.45)	(3.21)	(3.11)	(0.08)
Net asset value, end of period	$27.32	$22.76	$27.05	$24.60	$25.00	$28.82
Total return[1]	20.04%	(6.93)%	20.72%	12.52%	(2.85)%	10.70%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.84%	0.86%	0.85%	0.84%	0.82%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	0.74%	0.52%	0.43%	0.65%	2.02%	0.37%
Supplemental data
Portfolio turnover rate	12%	31%	36%	47%	41%	33%
Net assets, end of period (000s omitted)	$29,904	$27,165	$33,843	$33,035	$35,539	$42,178

[1]

Returns for periods of less than one year are not annualized. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo VT Opportunity Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2019 (unaudited)	Year ended December 31
CLASS 2		2018	2017	2016	2015	2014
Net asset value, beginning of period	$22.85	$27.14	$24.67	$25.05	$28.86	$26.15
Net investment income	0.07	0.08	0.06	0.13	0.50	0.04
Net realized and unrealized gains (losses) on investments	4.47	(1.69)	4.79	2.63	(1.28)	2.69

Total from investment operations	4.54	(1.61)	4.85	2.76	(0.78)	2.73
Distributions to shareholders from
Net investment income	0.00	(0.05)	(0.18)	(0.53)	(0.04)	(0.02)
Net realized gains	0.00	(2.63)	(2.20)	(2.61)	(2.99)	0.00

Total distributions to shareholders	0.00	(2.68)	(2.38)	(3.14)	(3.03)	(0.02)
Net asset value, end of period	$27.39	$22.85	$27.14	$24.67	$25.05	$28.86
Total return[1]	19.87%	(7.15)%	20.44%	12.23%	(3.08)%	10.42%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.09%	1.11%	1.10%	1.09%	1.07%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	0.49%	0.27%	0.18%	0.39%	1.76%	0.12%
Supplemental data
Portfolio turnover rate	12%	31%	36%	47%	41%	33%
Net assets, end of period (000s omitted)	$153,490	$134,972	$165,992	$158,783	$169,090	$201,347

[1]

Returns for periods of less than one year are not annualized. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.

Wells Fargo VT Opportunity Fund  |  15

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo VT Opportunity Fund (the “Fund”) which is a diversified series of the Trust. The Trust offers shares of the Fund to separate accounts of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance policies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2019, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

16  |  Wells Fargo VT Opportunity Fund

Notes to financial statements (unaudited)

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of June 30, 2019, the aggregate cost of all investments for federal income tax purposes was $138,538,064 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$49,416,750

Gross unrealized losses	(4,575,823)

Net unrealized gains	$44,840,927

Wells Fargo VT Opportunity Fund  |  17

Notes to financial statements (unaudited)

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$14,332,278	$0	$0	$14,332,278

Consumer discretionary	14,760,552	0	0	14,760,552

Consumer staples	4,196,328	0	0	4,196,328

Energy	10,669,050	0	0	10,669,050

Financials	31,256,475	0	0	31,256,475

Health care	29,357,842	0	0	29,357,842

Industrials	23,977,934	0	0	23,977,934

Information technology	37,087,174	0	0	37,087,174

Materials	6,946,538	0	0	6,946,538

Real estate	9,215,659	0	0	9,215,659

Short-term investments

Investment companies	1,579,161	0	0	1,579,161

Total assets	$183,378,991	$0	$0	$183,378,991

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At June 30, 2019, the Fund did not have any transfers into/out of Level 3.

18  |  Wells Fargo VT Opportunity Fund

Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $500 million	0.700%

Next $500 million	0.675

Next $1 billion	0.650

Next $2 billion	0.625

Next $1 billion	0.600

Next $5 billion	0.590

Over $10 billion	0.580

For the six months ended June 30, 2019, the management fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee of 0.08% which is calculated based on the average daily net assets of each class.

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through April 30, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.75% for Class 1 shares and 1.00% for Class 2 shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of the average daily net assets of Class 2 shares.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2019 were $20,091,402 and $29,129,671, respectively.

Wells Fargo VT Opportunity Fund  |  19

Notes to financial statements (unaudited)

6. BANK BORROWINGS

The Trust, Wells Fargo Master Trust and Wells Fargo Funds Trust (excluding the money market funds) are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended June 30, 2019, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

20  |  Wells Fargo VT Opportunity Fund

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800- 260-5969, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, which is available by visiting the SEC website at sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Wells Fargo VT Opportunity Fund  |  21

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

22  |  Wells Fargo VT Opportunity Fund

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo VT Opportunity Fund  |  23

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Alexander Kymn (Born 1973)	Secretary and Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 87 funds and Assistant Treasurer of 65 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-260-5969 or by visiting the website at wfam.com.

24  |  Wells Fargo VT Opportunity Fund

Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo VT Opportunity Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Variable Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 21-22, 2019 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo VT Opportunity Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2019, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2019. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, a summary of investments made in the business of WFAM, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Wells Fargo VT Opportunity Fund  |  25

Other information (unaudited)

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2018. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund was higher than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was lower than its benchmark index, the Russell 3000® Index, for the one-, three- and five-year periods under review, but in range of its benchmark for the ten-year period under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to its benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance. The Board also took note of the Fund’s outperformance relative to the Universe over each period under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups for each share class.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of these average rates for the Fund’s expense Groups for each share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

26  |  Wells Fargo VT Opportunity Fund

Other information (unaudited)

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund. Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Board concluded that Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

Wells Fargo VT Opportunity Fund  |  27

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

404836 08-19

SVT6/SAR143 06-19

Semi-Annual Report

June 30, 2019

Wells Fargo

VT Small Cap Growth Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo VT Small Cap Growth Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“Investors entered 2019 with reasons to be concerned. ”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo VT Small Cap Growth Fund for the six-month period that ended June 30, 2019. While early 2019 saw stocks and bonds gain with renewed business and investor confidence, volatility returned late in the period as global growth slowed and geopolitical concerns persisted.

For the period, U.S. stocks, based on the S&P 500 Index,1 gained 18.54% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 13.60%. Based on the MSCI EM Index (Net),3 emerging market stocks gained 10.58%. Bond investors saw the Bloomberg Barclays U.S. Aggregate Bond Index4 add 6.11% while the Bloomberg Barclays Global Aggregate ex-USD Index5 rose 4.99%. The Bloomberg Barclays Municipal Bond Index6 added 5.09%, and the ICE BofAML U.S. High Yield Index7 was up 10.16%.

The market climbs a wall of worry.

Investors entered 2019 with reasons to be concerned. Investment returns appeared to reaffirm the adage that markets climb a wall of worry. The S&P 500 Index gained 8.01% for the month of January, the best monthly performance in 30 years. Returns for the MSCI ACWI ex USA Index (Net), the Bloomberg Barclays U.S. Aggregate Bond Index, and the Bloomberg Barclays Global Aggregate ex-USD Index also were positive. The U.S. Federal Reserve (Fed) indicated that it would pause its program of regular rate increases during 2019 as inflation remained low.

In February 2019, concerns over slowing global growth persisted. The Bureau of Economic Analysis announced fourth-quarter 2018 gross domestic product (GDP) grew at an annualized 2.2% rate, down from the levels of the prior two quarters. In a February report, the Bank of England forecast the slowest growth since the financial crisis for 2019. China and the U.S. continued to wrangle over trade issues.

By the end of March 2019, the combination of dovish Fed sentiment and steady, if not spectacular, economic and business metrics reinforced investors’ confidence. Monthly job creation data and corporate profits, while less consistent than during 2018, were solid. China announced a roughly $300 billion stimulus package through tax and fee cuts intended to reinvigorate economic growth.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo VT Small Cap Growth Fund

Letter to shareholders (unaudited)

Signals were mixed during the second quarter of 2019.

During April, investors drew confidence from favorable economic projections, sustained low inflation, and solid employment data. First-quarter GDP showed the economy grew at an annualized rate of 3.2% on improvement in business investment and exports. Favorable sentiment extended to foreign markets as the MSCI ACWI ex USA Index (Net) gained 2.64% and the MSCI EM Index (Net) added 2.11% for the month.

During May, investing signals were mixed. In the U.S., partisan wrangling ramped up as Democrats and Republicans set their sights on 2020 presidential politics. The U.K.’s Brexit caused Prime Minister Theresa May to resign. The European Commission downgraded the 2019 growth forecast to 1.2%. The U.S. increased tariffs on products from China, China responded, and then talks broke down. President Donald Trump threatened to turn his foreign policy tariff tool to Mexico over immigration issues. Markets tumbled.

As had been the case during most of 2019 to date, just as the investment horizon appeared to darken, sentiment turned and markets gained. The gains, primarily driven by geopolitical and monetary policy events, drove equity markets to new highs. President Trump dropped his threats of new tariffs on Mexico after talks and further tariffs on China after meeting with China’s President Xi Jinping at the G-20 summit. President Mario Draghi of the European Central Bank said that if the outlook doesn’t improve, the bank will cut rates or buy more assets to prop up inflation. In the U.S., the Fed said growth shifted from “solid” to “moderate” and indicated a willingness to cut rates.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“During May, investing signals were mixed.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-260-5969.

Wells Fargo VT Small Cap Growth Fund  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Joseph M. Eberhardy, CFA®‡, CFP

Thomas C. Ognar, CFA®‡

Average annual total returns (%) as of June 30, 2019

					Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	Gross	Net[2]

Class 1[3]	7-16-2010	5.58	11.68	15.04	0.93	0.93

Class 2	5-1-1995	5.38	11.42	14.80	1.18	1.18

Russell 2000® Growth Index[4]	–	-0.49	8.63	14.41	–	–

Figures quoted represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-260-5969. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If these charges had been reflected, performance would have been lower.

Shares are sold without a front-end sales charge or contingent deferred sales charge.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

Please see footnotes on page 5.

4  |  Wells Fargo VT Small Cap Growth Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of June 30, 2019[5]

ASGN Incorporated	3.12

MasTec Incorporated	2.75

Novanta Incorporated	2.69

Rapid7 Incorporated	2.58

InterXion Holding NV	2.57

Envestnet Incorporated	2.56

Q2 Holdings Incorporated	2.47

Kinsale Capital Group Incorporated	2.43

Casella Waste Systems Incorporated Class A	2.37

Rexnord Corporation	2.34

Sector distribution as of June 30, 2019[6]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which inclue 0.01% in acquired fund fees. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through April 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of the each class after fee waivers at 0.95% for Class 1 and 1.20% for Class 2. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for Class 1 shares prior to their inception reflects the performance of Class 2 shares, and includes the higher expenses applicable to Class 2 shares. If these expenses had not been included, returns for Class 1 shares would be higher.

[4]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.

[5]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

Wells Fargo VT Small Cap Growth Fund  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2019 to June 30, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning account value 1-1-2019	Ending account value 6-30-2019	Expenses paid during the period¹	Annualized net expense ratio

Class 1

Actual	$1,000.00	$1,236.02	$5.16	0.93%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66	0.93%

Class 2

Actual	$1,000.00	$1,234.29	$6.54	1.18%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.94	$5.91	1.18%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

6  |  Wells Fargo VT Small Cap Growth Fund

Portfolio of investments—June 30, 2019 (unaudited)

	Shares	Value
Common Stocks: 98.45%

Communication Services: 0.65%

Entertainment: 0.15%

SciPlay Corporation Class A †	34,092	$467,401

Media: 0.50%

Nexstar Media Group Incorporated Class A	15,200	1,535,200

Consumer Discretionary: 13.20%

Auto Components: 0.93%

Fox Factory Holding Corporation †	34,900	2,879,599

Diversified Consumer Services: 1.97%

Chegg Incorporated †	106,686	4,117,013

Grand Canyon Education Incorporated †	16,720	1,956,574

		6,073,587

Hotels, Restaurants & Leisure: 4.89%

Dine Brands Global Incorporated	13,700	1,307,939

Eldorado Resorts Incorporated †	52,400	2,414,068

Lindblad Expeditions Holding †	56,500	1,014,175

Planet Fitness Incorporated Class A †	70,120	5,079,493

Wingstop Incorporated	55,589	5,267,058

		15,082,733

Internet & Direct Marketing Retail: 0.67%

Farfetch Limited Class A †	33,062	687,690

Revolve Group Incorporated †«	35,396	1,221,162

The RealReal Incorporated †	5,157	149,036

		2,057,888

Leisure Products: 0.94%

Mastercraft Boat Holdings Incorporated †	49,282	965,434

Yeti Holdings Incorporated †«	66,716	1,931,428

		2,896,862

Multiline Retail: 1.39%

Ollie’s Bargain Outlet Holdings Incorporated †	49,310	4,295,394

Specialty Retail: 1.95%

Five Below Incorporated †	16,208	1,945,284

Lithia Motors Incorporated Class A	34,230	4,065,839

		6,011,123

Textiles, Apparel & Luxury Goods: 0.46%

Deckers Outdoor Corporation †	8,000	1,407,760

Consumer Staples: 4.02%

Beverages: 1.06%

Boston Beer Company Incorporated †	8,600	3,248,736

Food & Staples Retailing: 1.09%

Grocery Outlet Holding Corporation †	10,735	352,967

The Chef’s Warehouse Incorporated †	86,000	3,016,020

		3,368,987

Wells Fargo VT Small Cap Growth Fund  |  7

Portfolio of investments—June 30, 2019 (unaudited)

	Shares	Value

Food Products: 1.15%

Freshpet Incorporated †	78,001	$3,549,826

Personal Products: 0.72%

Inter Parfums Incorporated	33,400	2,220,766

Energy: 0.70%

Energy Equipment & Services: 0.32%

Cactus Incorporated Class A †	29,887	989,857

Oil, Gas & Consumable Fuels: 0.38%

Matador Resources Company †	8,663	172,220

PDC Energy Incorporated †	27,400	988,044

		1,160,264

Financials: 7.97%

Capital Markets: 2.08%

Stifel Financial Corporation	108,500	6,408,010

Insurance: 3.65%

Goosehead Insurance Incorporated Class A «	27,707	1,324,395

Kinsale Capital Group Incorporated	81,951	7,496,877

Trupanion Incorporated †«	67,200	2,427,936

		11,249,208

Thrifts & Mortgage Finance: 2.24%

LendingTree Incorporated †«	16,428	6,900,253

Health Care: 23.32%

Biotechnology: 6.35%

Audentes Therapeutics Incorporated †	12,168	460,680

CareDx Incorporated †	126,844	4,565,116

Fate Therapeutics Incorporated †	69,300	1,406,790

Halozyme Therapeutics Incorporated †	80,000	1,374,400

Invitae Corporation †	86,500	2,032,750

Natera Incorporated †	52,501	1,447,978

Repligen Corporation †	79,900	6,867,405

The Medicines Company †	39,300	1,433,271

		19,588,390

Health Care Equipment & Supplies: 8.79%

Axogen Incorporated †	56,790	1,124,442

Glaukos Corporation †	30,440	2,295,176

Inogen Incorporated †	16,630	1,110,219

iRhythm Technologies Incorporated †	48,826	3,861,160

Merit Medical Systems Incorporated †	103,900	6,188,284

Neuronetics Incorporated †	77,535	969,963

Orthopediatrics Corporation †	30,411	1,186,029

Shockwave Medical Incorporated †«	22,249	1,270,195

SI-BONE Incorporated †	93,594	1,903,702

Silk Road Medical Incorporated †	20,140	975,984

Tactile Systems Technology Class I †	40,157	2,285,736

Tandem Diabetes Care Incorporated †	27,800	1,793,656

Vapotherm Incorporated †	92,206	2,120,738

		27,085,284

8  |  Wells Fargo VT Small Cap Growth Fund

Portfolio of investments—June 30, 2019 (unaudited)

	Shares	Value

Health Care Providers & Services: 2.52%

Amedisys Incorporated †	44,100	$5,354,181

HealthEquity Incorporated †	36,825	2,408,355

		7,762,536

Health Care Technology: 2.54%

Teladoc Incorporated †«	73,346	4,870,908

Vocera Communications Incorporated †	92,330	2,947,174

		7,818,082

Life Sciences Tools & Services: 2.68%

Adaptive Biotechnologies Coorporation †	4,249	205,227

Codexis Incorporated †	367,998	6,782,203

Neogenomics Incorporated †	58,682	1,287,483

		8,274,913

Pharmaceuticals: 0.44%

MyoKardia Incorporated †	27,000	1,353,780

Industrials: 16.86%

Aerospace & Defense: 2.42%

Kratos Defense & Security Solutions Incorporated †	44,800	1,025,472

Mercury Computer Systems Incorporated †	91,268	6,420,704

		7,446,176

Airlines: 1.82%

SkyWest Incorporated	92,740	5,626,536

Commercial Services & Supplies: 2.65%

Advanced Disposal Services Incorporated †	27,125	865,559

Casella Waste Systems Incorporated Class A †	184,400	7,307,772

		8,173,331

Construction & Engineering: 2.75%

MasTec Incorporated †	164,400	8,471,532

Electrical Equipment: 0.31%

Bloom Energy Corporation Class A †«	78,076	957,993

Machinery: 3.15%

Milacron Holdings Corporation †	179,147	2,472,229

Rexnord Corporation †	239,220	7,229,228

		9,701,457

Professional Services: 3.12%

ASGN Incorporated †	158,881	9,628,189

Trading Companies & Distributors: 0.64%

SiteOne Landscape Supply Incorporated †«	28,400	1,968,120

Information Technology: 29.81%

Electronic Equipment, Instruments & Components: 3.09%

nLight Incorporated †	64,069	1,230,125

Novanta Incorporated †	88,100	8,307,830

		9,537,955

Wells Fargo VT Small Cap Growth Fund  |  9

Portfolio of investments—June 30, 2019 (unaudited)

		Shares	Value

IT Services: 4.24%

Endava plc Sponsored ADR †		53,394	$2,148,575

EVO Payments Incorporated Class A †		94,691	2,985,607

InterXion Holding NV †		104,190	7,927,817

			13,061,999

Semiconductors & Semiconductor Equipment: 3.25%

Diodes Incorporated †		77,130	2,805,218

Monolithic Power Systems Incorporated		11,590	1,573,690

Semtech Corporation †		68,800	3,305,840

Silicon Laboratories Incorporated †		22,600	2,336,840

			10,021,588

Software: 19.23%

Altair Engineering Incorporated Class A †		91,662	3,702,228

Anaplan Incorporated †		36,098	1,821,866

BlackLine Incorporated †		42,753	2,287,713

Cision Limited †		184,840	2,168,173

Envestnet Incorporated †		115,311	7,883,813

Everbridge Incorporated †		13,900	1,242,938

Five9 Incorporated †		104,440	5,356,728

ForeScout Technologies Incorporated †		23,700	802,482

Globant SA †		20,900	2,111,945

Proofpoint Incorporated †		12,680	1,524,770

Q2 Holdings Incorporated †		99,676	7,611,259

Rapid7 Incorporated †		137,478	7,951,728

RealPage Incorporated †		45,700	2,689,445

SailPoint Technologies Holdings Incorporated †		85,069	1,704,783

Shotspotter Incorporated †		98,316	4,345,567

SPS Commerce Incorporated †		21,782	2,226,338

Talend SA ADR †		99,939	3,856,646

			59,288,422

Materials: 1.92%

Chemicals: 1.45%

Ingevity Corporation †		20,000	2,103,400

PQ Group Holdings Incorporated †		148,980	2,361,333

			4,464,733

Metals & Mining: 0.47%

Mayville Engineering Company Incorporated †		106,415	1,468,527

Total Common Stocks (Cost $234,469,672)			303,502,997

	Yield
Short-Term Investments: 6.89%

Investment Companies: 6.89%

Securities Lending Cash Investments LLC (l)(r)(u)	2.51%	14,883,268	14,886,245

Wells Fargo Government Money Market Fund Select Class (l)(u)	2.33%	6,350,934	6,350,934

Total Short-Term Investments (Cost $21,234,834)			21,237,179

Total investments in securities (Cost $255,704,506)	105.34%	324,740,176

Other assets and liabilities, net	(5.34)	(16,448,699)

Total net assets	100.00%	$308,291,477

10  |  Wells Fargo VT Small Cap Growth Fund

Portfolio of investments—June 30, 2019 (unaudited)

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	18,426,160	76,476,811	80,019,703	14,883,268	$954,205	$1,488	$262,709	#	$14,886,245
Wells Fargo Government Money Market Fund Select Class	2,136,828	55,071,598	50,857,492	6,350,934	0	0	49,485		6,350,934

					$954,205	$1,488	$312,194		$21,237,179	6.89%

#	Amount shown represents income before fees and rebates.

Wells Fargo VT Small Cap Growth Fund  |  11

Statement of assets and liabilities—June 30, 2019 (unaudited)

Assets
Investments in unaffiliated securities (including $14,548,420 of securities loaned), at value cost $234,469,672)	$303,502,997
Investments in affiliated securities, at value (cost $21,234,834)	21,237,179
Receivable for Fund shares sold	29,397
Receivable for dividends	41,795
Receivable for securities lending income, net	26,329
Prepaid expenses and other assets	1,303

Total assets	324,839,000

Liabilities
Payable upon receipt of securities loaned	14,873,481
Payable for investments purchased	1,127,789
Payable for Fund shares redeemed	256,009
Management fee payable	196,736
Distribution fee payable	56,582
Administration fees payable	19,674
Trustees’ fees and expenses payable	2,833
Accrued expenses and other liabilities	14,419

Total liabilities	16,547,523

Total net assets	$308,291,477

Net assets consist of
Paid-in capital	$180,362,563
Total distributable earnings	127,928,914

Total net assets	$308,291,477

Computation of net asset value per share
Net assets – Class 1	$24,505,766
Shares outstanding – Class 1[1]	2,051,318
Net asset value per share – Class 1	$11.95
Net assets – Class 2	$283,785,711
Shares outstanding – Class 2[1]	24,487,608
Net asset value per share – Class 2	$11.59

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo VT Small Cap Growth Fund

Statement of operations—six months ended June 30, 2019  (unaudited)

Investment income
Securities lending income from affiliates, net	$163,694
Income from affiliated securities	49,485
Dividends	12,987

Total investment income	226,166

Expenses
Management fee	1,175,831
Administration fees
Class 1	9,395
Class 2	108,188
Distribution fee
Class 2	337,780
Custody and accounting fees	6,685
Professional fees	21,906
Shareholder report expenses	19,726
Trustees’ fees and expenses	10,849
Other fees and expenses	7,163

Total expenses	1,697,523
Less: Fee waivers and/or expense reimbursements	(7)

Net expenses	1,697,516

Net investment loss	(1,471,350)

Realized and unrealized gains (losses) on investments
Net realized gains on:
Unaffiliated securities	11,928,171
Affiliated securities	954,205

Net realized gains on investments	12,882,376

Net change in unrealized gains (losses) on:
Unaffiliated securities	49,970,797
Affiliated securities	1,488

Net change in unrealized gains (losses) on investments	49,972,285

Net realized and unrealized gains (losses) on investments	62,854,661

Net increase in net assets resulting from operations	$61,383,311

The accompanying notes are an integral part of these financial statements.

Wells Fargo VT Small Cap Growth Fund  |  13

Statement of changes in net assets

	Six months ended June 30, 2019 (unaudited)		Year ended December 31, 2018

Operations
Net investment loss		$(1,471,350)		$(2,302,487)
Net realized gains on investments		12,882,376		50,053,135
Net change in unrealized gains (losses) on investments		49,972,285		(45,872,878)

Net increase in net assets resulting from operations		61,383,311		1,877,770

Distributions to shareholders from net investment income and net realized gains
Class 1		0		(2,299,577)
Class 2		0		(26,787,868)

Total distributions to shareholders		0		(29,087,445)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	269,013	2,797,838	364,681	4,303,429
Class 2	822,036	8,368,963	5,175,836	58,869,242

		11,166,801		63,172,671

Reinvestment of distributions
Class 1	0	0	196,882	2,299,577
Class 2	0	0	2,358,087	26,787,867

		0		29,087,444

Payment for shares redeemed
Class 1	(267,030)	(2,992,890)	(678,205)	(7,559,025)
Class 2	(2,232,298)	(24,104,499)	(5,058,038)	(55,703,259)

		(27,097,389)		(63,262,284)

Net increase (decrease) in net assets resulting from capital share transactions		(15,930,588)		28,997,831

Total increase in net assets		45,452,723		1,788,156

Net assets
Beginning of period		262,838,754		261,050,598

End of period		$308,291,477		$262,838,754

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo VT Small Cap Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2019 (unaudited)	Year ended December 31
CLASS 1		2018	2017	2016	2015	2014
Net asset value, beginning of period	$9.66	$10.43	$8.51	$8.70	$10.08	$11.32
Net investment loss	(0.04)	(0.05)	(0.04)	(0.01)[1]	(0.06)	(0.07)
Net realized and unrealized gains (losses) on investments	2.33	0.40	2.24	0.65	(0.02)	(0.21)

Total from investment operations	2.29	0.35	2.20	0.64	(0.08)	(0.28)
Distributions to shareholders from
Net realized gains	0.00	(1.12)	(0.28)	(0.83)	(1.30)	(0.96)
Net asset value, end of period	$11.95	$9.66	$10.43	$8.51	$8.70	$10.08
Total return[2]	23.60%	1.48%	26.14%	8.10%	(2.63)%	(1.67)%
Ratios to average net assets (annualized)
Gross expenses	0.93%	0.92%	0.94%	0.94%	0.93%	0.93%
Net expenses	0.93%	0.92%	0.94%	0.94%	0.93%	0.93%
Net investment loss	(0.77)%	(0.59)%	(0.65)%	(0.10)%	(0.69)%	(0.75)%
Supplemental data
Portfolio turnover rate	37%	68%	72%	89%	77%	54%
Net assets, end of period (000s omitted)	$24,506	$19,801	$22,591	$20,554	$22,402	$28,121

[1]	Calculated based upon average shares outstanding

[2]

Returns for periods of less than one year are not annualized. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.

Wells Fargo VT Small Cap Growth Fund  |  15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2019 (unaudited)	Year ended December 31
CLASS 2		2018	2017	2016	2015	2014
Net asset value, beginning of period	$9.38	$10.18	$8.33	$8.56	$9.96	$11.22
Net investment loss	(0.06)	(0.09)	(0.09)	(0.03)	(0.08)	(0.10)
Net realized and unrealized gains (losses) on investments	2.27	0.41	2.22	0.63	(0.02)	(0.20)

Total from investment operations	2.21	0.32	2.13	0.60	(0.10)	(0.30)
Distributions to shareholders from
Net realized gains	0.00	(1.12)	(0.28)	(0.83)	(1.30)	(0.96)
Net asset value, end of period	$11.59	$9.38	$10.18	$8.33	$8.56	$9.96
Total return[1]	23.43%	1.20%	25.86%	7.75%	(2.88)%	(1.88)%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.17%	1.19%	1.19%	1.18%	1.18%
Net expenses	1.18%	1.17%	1.19%	1.19%	1.18%	1.18%
Net investment loss	(1.02)%	(0.84)%	(0.90)%	(0.35)%	(0.93)%	(1.00)%
Supplemental data
Portfolio turnover rate	37%	68%	72%	89%	77%	54%
Net assets, end of period (000s omitted)	$283,786	$243,038	$238,460	$202,718	$226,867	$226,966

[1]

Returns for periods of less than one year are not annualized. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo VT Small Cap Growth Fund

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo VT Small Cap Growth Fund (the “Fund”) which is a diversified series of the Trust. The Trust offers shares of the Fund to separate accounts of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance policies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated

Wells Fargo VT Small Cap Growth Fund  |  17

Notes to financial statements (unaudited)

short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income from affiliates (net of fees and rebates) on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of June 30, 2019, the aggregate cost of all investments for federal income tax purposes was $255,825,286 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$77,162,138

Gross unrealized losses	(8,247,248)

Net unrealized gains	$68,914,890

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

18  |  Wells Fargo VT Small Cap Growth Fund

Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$2,002,601	$0	$0	$2,002,601

Consumer discretionary	40,704,946	0	0	40,704,946

Consumer staples	12,388,315	0	0	12,388,315

Energy	2,150,121	0	0	2,150,121

Financials	24,557,471	0	0	24,557,471

Health care	71,882,985	0	0	71,882,985

Industrials	51,973,334	0	0	51,973,334

Information technology	91,909,964	0	0	91,909,964

Materials	5,933,260	0	0	5,933,260

Short-term investments

Investment companies	21,237,179	0	0	21,237,179

Total assets	$324,740,176	$0	$0	$324,740,176

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At June 30, 2019, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $500 million	0.800%

Next $500 million	0.750

Next $1 billion	0.700

Next $1 billion	0.675

Next $2 billion	0.650

Next $5 billion	0.640

Over $10 billion	0.630

For the six months ended June 30, 2019, the management fee was equivalent to an annual rate of 0.80% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account

Wells Fargo VT Small Cap Growth Fund  |  19

Notes to financial statements (unaudited)

servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives a class level administration fee of 0.08% which is calculated based on the average daily net assets of each class.

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through April 30, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.95% for Class 1 shares and 1.20% for Class 2 shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of the average daily net assets of Class 2 shares.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2019 were $109,245,775 and $126,657,453, respectively.

6. BANK BORROWINGS

The Trust, Wells Fargo Master Trust and Wells Fargo Funds Trust (excluding the money market funds) are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended June 30, 2019, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risk result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

20  |  Wells Fargo VT Small Cap Growth Fund

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800- 260-5969, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, which is available by visiting the SEC website at sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Wells Fargo VT Small Cap Growth Fund  |  21

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

22  |  Wells Fargo VT Small Cap Growth Fund

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo VT Small Cap Growth Fund  |  23

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Alexander Kymn (Born 1973)	Secretary and Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 87 funds and Assistant Treasurer of 65 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-260-5969 or by visiting the website at wfam.com.

24  |  Wells Fargo VT Small Cap Growth Fund

Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo VT Small Cap Growth Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Variable Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 21-22, 2019 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo VT Small Cap Growth Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2019, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2019. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, a summary of investments made in the business of WFAM, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Wells Fargo VT Small Cap Growth Fund  |  25

Other information (unaudited)

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2018. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund was higher than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than its benchmark index, the Russell 2000® Growth Index, for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups for each share class.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

26  |  Wells Fargo VT Small Cap Growth Fund

Other information (unaudited)

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund. Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Board concluded that Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

Wells Fargo VT Small Cap Growth Fund  |  27

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

404837 08-19

SVT7/SAR144 06-19

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Variable Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Variable Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Variable Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date:	August 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Variable Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date:	August 23, 2019

By:
/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	August 23, 2019